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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06567

Invesco Municipal Opportunity Trust
(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)

Philip A. Taylor 1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Name and address of agent for service)

Registrant’s telephone number, including area code: (404) 439-3217

Date of fiscal year end:	2/28

Date of reporting period:	8/31/15

Item 1. Report to Stockholders.

Semiannual Report to Shareholders	August 31, 2015
Invesco Municipal Opportunity Trust
NYSE: VMO

2 Letters to Shareholders

3 Trust Performance

3 Portfolio Management Update

4 Dividend Reinvestment Plan

5 Schedule of Investments

24 Financial Statements

27 Notes to Financial Statements

33 Financial Highlights

34 Approval of Investment Advisory and Sub-Advisory Contracts

36 Proxy Results

Unless otherwise noted, all data provided by Invesco.
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the fund’s investment strategy; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

     We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Trust, including performance data and a complete list of its investments as of the close of the reporting period. I hope you find this report of interest.

    Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds. You can access information about your account by completing a simple, secure online registration. On our homepage, simply select “Closed-End Funds” in the Product Finder box – and then click “Account access” in the Quick Links box to register.

    Invesco’s mobile apps for iPhone® and iPad® (both available free from the App StoreSM) allow you to obtain the same detailed information, monitor your account and create customizable watch lists. Also, they allow you to access investment insights from our investment leaders, market strategists, economists and retirement experts wherever you may be.

    In addition to the resources accessible on our website and through our mobile app, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    For questions about your account, feel free to contact an Invesco client services representative at 800 341 2929. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPhone and iPad are trademarks of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

2                          Invesco Municipal Opportunity Trust

Trust Performance

Performance summary Cumulative total returns, 2/28/15 to 8/31/15
Trust at NAV	0.29%
Trust at Market Value	-0.90
S&P Municipal Bond Index▼ (Broad Market Index)	0.21
S&P Municipal Bond 5+ Year Investment Grade Index▼ (Style-Specific Index)	0.42
Lipper Closed-End General and Insured Muncipal Leveraged Debt Funds Index■ (Peer Group Index)	-0.04

Market Price Discount to NAV as of 8/31/15	-10.27

Source(s): ▼FactSet Research Systems Inc.; ■Lipper Inc.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Investment return, net asset value (NAV) and common share market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/us for the most recent month-end performance. Performance figures reflect Trust expenses, the reinvestment of distributions (if any) and changes in NAV for performance based on NAV and changes in market price for performance based on market price.

Since the Trust is a closed-end management investment company, shares of the Trust may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Trust cannot predict whether shares will trade at, above or below NAV. The Trust should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.

The S&P Municipal Bond Index is a broad, market value-weighted index that seeks to measure the performance of the US municipal bond market.

    The S&P Municipal Bond 5+ Year Investment Grade Index is composed of market value-weighted investment-grade US municipal bonds that seek to measure the performance of US municipals whose maturities are greater than or equal to five years.

    The Lipper Closed-End General and Insured Municipal Leveraged Debt Funds Index is an unmanaged index considered representative of general and insured leverage municipal debt funds tracked by Lipper. These funds either invest primarily in municipal debt issues rated in the top four credit ratings or invest primarily in municipal debt issues insured as to timely payment. These funds can be leveraged via use of debt, preferred equity, and/or reverse repurchase agreements.

    The Trust is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Trust may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Portfolio Management Update

Effective September 11, 2015, the following individuals are jointly and primarily responsible for the day-to-day management of the Trust:

    William Black began managing the Trust in 2015 and has been associated with Invesco and/or its affiliates since 2010. From 1998 to 2010, Mr. Black was associated with Van Kampen Asset Management and/or its affiliates in an investment management capacity.

     Mark Paris began managing the Trust in 2015 and has been associated with Invesco and/or its affiliates since 2010.

From 2002 to 2010, Mr. Paris was associated with Van Kampen Asset Management and/or its affiliates in an investment management capacity.

    James Phillips began managing the Trust in 2015 and has been associated with Invesco and/or its affiliates since 2010. From 1991 to 2010, Mr. Phillips was associated with Van Kampen Asset Management and/or its affiliates in an investment management capacity.

    Robert Stryker began managing the Trust in 2009 and has been associated with Invesco and/or its affiliates since

2010. From 1994 to 2010, Mr. Stryker was associated with Van Kampen Asset Management and/or its affiliates in an investment management capacity.

    Julius Williams began managing the Trust in 2015 and has been associated with Invesco and/or its affiliates since 2010. From 2000 to 2010, Mr. Williams was associated with Van Kampen Asset Management and/or its affiliates in an investment management capacity.

3 Invesco Municipal Opportunity Trust

Dividend Reinvestment Plan

The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Invesco closed-end Trust (the Trust). Under the Plan, the money you earn from Distributions will be reinvested automatically in more shares of the Trust, allowing you to potentially increase your investment over time. All shareholders in the Trust are automatically enrolled in the Plan when shares are purchased.

Plan benefits

■	Add to your account:

You may increase your shares in your Trust easily and automatically with the Plan.

■	Low transaction costs:

Shareholders who participate in the Plan may be able to buy shares at below-market prices when the Trust is trading at a premium to its net asset value (NAV). In addition, transaction costs are low because when new shares are issued by the Trust, there is no brokerage fee, and when shares are bought in blocks on the open market, the per share fee is shared among all participants.

■	Convenience:

You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent), which administers the Plan. The statement shows your total Distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account at invesco.com/us.

■	Safekeeping:

The Agent will hold the shares it has acquired for you in safekeeping.

Who can participate in the

Plan

If you own shares in your own name, your purchase will automatically enroll you in the Plan. If your shares are held in “street name” – in the name of your brokerage firm, bank, or other financial institution – you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll

If you haven’t participated in the Plan in the past or chose to opt out, you are still eligible to participate. Enroll by visiting invesco.com/us, by calling toll-free 800 341 2929 or by notifying us in writing at Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 30170, College Station, TX 77842-3170. If you are writing to us, please include the Trust name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally 10 business days before the Distribution is paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distribution.

How the Plan works

If you choose to participate in the Plan, your Distributions will be promptly reinvested for you, automatically increasing your shares. If the Trust is trading at a share price that is equal to its NAV, you’ll pay that amount for your reinvested shares. However, if the Trust is trading above or below NAV, the price is determined by one of two ways:

1.	Premium: If the Trust is trading at a premium – a market price that is higher than its NAV – you’ll pay either the NAV or 95 percent of the market price, whichever is greater. When the Trust trades at a premium, you may pay less for your reinvested shares than an investor purchasing shares on the stock exchange. Keep in mind, a portion of your price reduction may be taxable because you are receiving shares at less than market price.
2.	Discount: If the Trust is trading at a discount – a market price that is lower than its NAV – you’ll pay the market price for your reinvested shares.

Costs of the Plan

There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by the Trust. If the Trust is trading at or above its NAV, your new shares are issued directly by the Trust and there are no brokerage charges or fees. However, if the Trust is trading at a discount, the shares are purchased on the open market, and you will pay your portion of any per share fees. These per share fees are typically less than the standard brokerage charges for individual transactions because shares are purchased for all participants in blocks, resulting in lower fees for each individual participant. Any service or per share fees are added to the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications

The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.

    Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under US federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan

You may withdraw from the Plan at any time by calling 800 341 2929, by visiting invesco.com/us or by writing to Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 30170, College Station, TX 77842-3170. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Trust name and account number. Also, ensure that all shareholders listed on the account sign these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:

1.	If you opt to continue to hold your non-certificated whole shares (Investment Plan Book Shares), they will be held by the Agent electronically as Direct Registration Book-Shares (Book-Entry Shares) and fractional shares will be sold at the then-current market price. Proceeds will be sent via check to your address of record after deducting applicable fees, including per share fees such as any applicable brokerage commissions the Agent is required to pay.
2.	If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting a $2.50 service fee and per share fees. Per share fees include any applicable brokerage commissions the Agent is required to pay.
3.	You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Trust shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a share certificate. You should contact your financial adviser to learn more about any restrictions or fees that may apply.

The Trust and Computershare Trust Company, N.A. may amend or terminate the Plan at any time. Participants will receive at least 30 days written notice before the effective date of any amendment. In the case of termination, Participants will receive at least 30 days written notice before the record date for the payment of any such Distributions by the Trust. In the case of amendment or termination necessary or appropriate to comply with applicable law or the rules and policies of the Securities and Exchange Commission or any other regulatory authority, such written notice will not be required.

    To obtain a complete copy of the current Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit invesco.com/us.

4                          Invesco Municipal Opportunity Trust

Schedule of Investments

August 31, 2015

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–166.81%(a)
Alabama–1.92%
Alabaster (City of) Board of Education;
Series 2014 A, Limited Special Tax GO Wts. (INS–AGM)(b)	5.00%	09/01/39	$1,580	$1,753,895
Series 2014 A, Limited Special Tax GO Wts. (INS–AGM)(b)	5.00%	09/01/44	1,580	1,750,040
Bessemer Governmental Utility Services Corp.; Series 2008 A, Ref. Water Supply RB (INS–AGC)(b)(c)	5.00%	06/01/39	3,250	3,436,550
Birmingham (City of) Airport Authority; Series 2010, RB (INS–AGM)(b)	5.25%	07/01/30	3,350	3,790,525
Birmingham (City of) Water Works Board; Series 2011, Water RB (INS–AGM)(b)(c)	5.00%	01/01/36	1,815	2,051,513
Huntsville (City of) Special Care Facilities Financing Authority (Redstone Village); Series 2007, Retirement Facility RB	5.50%	01/01/43	1,600	1,603,936
Mobile (City of) Industrial Development Board (Mobile Energy Services Co.); Series 1995, Ref. Solid Waste Disposal RB	6.95%	01/01/20	5	0
Selma (City of) Industrial Development Board; Series 2009 A, Gulf Opportunity Zone RB	6.25%	11/01/33	3,050	3,503,169
				17,889,628

Alaska–0.70%
Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB(c)	5.50%	10/01/41	5,730	6,520,969

Arizona–4.15%
Arizona (State of) Health Facilities Authority (Catholic Healthcare West); Series 2011 B-2, RB (INS–AGM)(b)	5.00%	03/01/41	435	474,659
Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/42	2,735	2,976,555
Arizona (State of) Transportation Board;
Series 2008 B, Highway RB(c)(d)(e)	5.00%	07/01/18	2,005	2,232,948
Series 2008 B, Highway RB(d)(e)	5.00%	07/01/18	610	679,351
Series 2008 B, Highway RB(c)(d)(e)	5.00%	07/01/18	3,925	4,371,233
Series 2011 A, Ref. Sub. Highway RB(c)	5.00%	07/01/36	4,095	4,590,659
Glendale (City of) Industrial Development Authority (John C. Lincoln Health Network); Series 2005, Ref. Hospital RB(d)(e)	5.00%	12/01/15	1,155	1,168,964
Glendale (City of) Industrial Development Authority (Midwestern University);
Series 2010, RB	5.00%	05/15/35	750	829,455
Series 2010, RB	5.13%	05/15/40	1,500	1,666,530
Goodyear (City of) McDowell Road Commercial Corridor Improvement District; Series 2007, Special Assessment Improvement RB (INS–AMBAC)(b)	5.25%	01/01/32	2,775	2,909,920
Navajo County Pollution Control Corp.; Series 2009 E, PCR(e)	5.75%	06/01/16	950	985,749
Phoenix (City of) Industrial Development Authority (Career Success Schools);
Series 2009, Education RB	7.00%	01/01/29	735	688,989
Series 2009, Education RB	7.00%	01/01/39	835	753,963
Series 2009, Education RB	7.13%	01/01/45	790	714,579
Phoenix (City of) Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, Education Facility RB(f)	6.50%	07/01/34	630	699,136
Phoenix (City of) Industrial Development Authority (Rowan University); Series 2012, Lease RB	5.00%	06/01/42	3,870	4,134,476
Pima (County of) Industrial Development Authority (Global Water Resources, LLC); Series 2007, Water & Wastewater RB(g)	6.55%	12/01/37	2,865	2,914,822
Pima (County of) Industrial Development Authority (Tucson Electric Power Co.); Series 2010 A, IDR	5.25%	10/01/40	550	604,390
Salt River Project Agricultural Improvement & Power District; Series 2009 A, Electric System RB(c)	5.00%	01/01/28	2,680	3,001,466
Yuma (City of) Industrial Development Authority (Regional Medical Center); Series 2014 A, Hospital RB	5.00%	08/01/29	2,015	2,275,197
				38,673,041

Arkansas–0.16%
Pulaski (County of) Public Facilities Board; Series 2014, Healthcare RB	5.00%	12/01/42	1,420	1,537,363

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–16.49%
Anaheim (City of) Public Financing Authority (Anaheim Public Improvements); Series 1997 C, Sub. Lease CAB RB (INS–AGM)(b)(h)	0.00%	09/01/20	$2,630	$2,361,135
Bay Area Governments Association (California Redevelopment Agency Pool); Series 2004 A, Tax Allocation RB (INS–SGI)(b)	5.25%	09/01/29	160	160,202
Bay Area Toll Authority (San Francisco Bay Area); Series 2008 F-1, Toll Bridge RB(c)(d)(e)	5.00%	04/01/18	5,905	6,545,870
Beverly Hills Unified School District (Election of 2008); Series 2009, Unlimited Tax CAB GO Bonds(h)	0.00%	08/01/28	1,050	699,899
California (State of) Department of Water Resources (Central Valley);
Series 2008 AE, Water System RB(c)	5.00%	12/01/24	1,200	1,335,744
Series 2008 AE, Water System RB(c)	5.00%	12/01/25	1,450	1,613,415
Series 2008 AE, Water System RB(c)	5.00%	12/01/26	1,450	1,612,342
Series 2008 AE, Water System RB(c)	5.00%	12/01/27	900	999,720
Series 2008 AE, Water System RB(c)	5.00%	12/01/28	1,450	1,615,054
California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2009 A, RB	6.00%	07/01/34	1,400	1,602,818
California (State of) Housing Finance Agency;
Series 2008 K, Home Mortgage RB(g)	5.30%	08/01/23	2,405	2,464,596
Series 2008 K, Home Mortgage RB(g)	5.45%	08/01/28	5,700	5,798,952
California (State of) Pollution Control Finance Authority;
Series 2012, Water Furnishing RB(f)(g)	5.00%	07/01/27	1,740	1,908,971
Series 2012, Water Furnishing RB(f)(g)	5.00%	07/01/30	2,025	2,170,557
Series 2012, Water Furnishing RB(f)(g)	5.00%	07/01/37	4,445	4,731,480
California (State of) Statewide Communities Development Authority (John Muir Health); Series 2006 A, RB	5.00%	08/15/28	1,260	1,308,661
California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2009 A, RB	5.00%	04/01/19	1,750	1,992,795
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2014, RB	5.25%	12/01/44	1,080	1,128,600
California (State of) Statewide Communities Development Authority (Pooled Financing Program); Series 2004 A, Water & Wastewater RB (INS–AGM)(b)	5.25%	10/01/19	105	105,437
California (State of);
Series 2009, Various Purpose Unlimited Tax GO Bonds	5.75%	04/01/31	1,575	1,825,000
Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds(d)(e)	5.25%	07/01/19	910	1,056,383
Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds(d)(e)	5.25%	07/01/19	1,590	1,845,767
Series 2010, Various Purpose Unlimited Tax GO Bonds	5.50%	03/01/40	5,090	5,914,936
Series 2012, Ref. Unlimited Tax GO Bonds	5.25%	02/01/30	730	844,566
Series 2012, Ref. Unlimited Tax GO Bonds	5.00%	02/01/32	2,300	2,595,251
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.25%	04/01/35	4,665	5,341,658
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/42	3,430	3,817,487
Series 2013, Ref. Various Purpose Unlimited Tax GO Bonds	5.25%	09/01/30	1,000	1,184,740
California Infrastructure & Economic Development Bank (The Scripps Research Institute); Series 2005 A, RB	5.00%	07/01/29	2,000	2,006,920
Camarillo (City of) Public Finance Authority; Series 2005, Wastewater RB(d)(e)	5.00%	06/01/16	2,000	2,072,040
Coachella (City of) Redevelopment Agency (Merged Project Areas); Series 2006 A, Sub. Tax Allocation RB (INS–AMBAC)(b)	5.25%	09/01/36	3,390	3,436,782
Daly City (City of) Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. Third Tier Mobile Home Park RB	6.50%	12/15/47	595	612,017
Desert Community College District (Election of 2004); Series 2007 B, Unlimited Tax GO Bonds (INS–AGM)(b)	5.00%	08/01/32	500	535,075
East Bay Municipal Utility District; Series 2010 A, Ref. Sub. Water System RB(c)	5.00%	06/01/36	5,795	6,632,841
Foothill-Eastern Transportation Corridor Agency; Series 2015, Ref. CAB Toll Road RB (INS–AGM)(b)(h)	0.00%	01/15/34	5,235	2,348,473
Golden State Tobacco Securitization Corp.;
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	4.50%	06/01/27	5,720	5,459,454
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/33	7,000	5,950,770
Series 2013 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/30	1,725	1,954,270
Series 2015 A, Ref. Tobacco Settlement Asset-Backed RB	5.00%	06/01/40	3,000	3,324,390

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Kern (County of) Board of Education; Series 2006 A, Ref. COP (INS–NATL)(b)	5.00%	06/01/31	$1,000	$1,025,250
Los Angeles (City of) Department of Water & Power;
Series 2012 B, Waterworks RB	5.00%	07/01/37	1,000	1,134,990
Series 2012-B, Waterworks RB(c)	5.00%	07/01/43	6,500	7,368,400
Los Angeles (County of) Public Works Financing Authority; Series 1996 A, Ref. Sr. Lien RB (INS–AGM)(b)	5.50%	10/01/18	865	921,900
Morongo Band of Mission Indians (The) (Enterprise Casino); Series 2008 B, RB(f)	5.50%	03/01/18	110	118,129
Palomar Pomerado Health; Series 2009, COP	6.75%	11/01/39	1,450	1,587,271
Sacramento (County of); Series 2010, Sr. Airport System RB	5.00%	07/01/40	2,750	3,067,047
San Diego (County of) Regional Airport Authority; Series 2010 A, Sub. RB	5.00%	07/01/34	525	589,097
San Diego Community College District (Election of 2006); Series 2011, Unlimited Tax GO Bonds(c)	5.00%	08/01/36	8,460	9,686,954
San Francisco (City & County of) Airport Commission (San Francisco International Airport);
Series 2010 F, Second Series RB	5.00%	05/01/40	1,000	1,092,190
Series 2011 F, Ref. Second Series RB(g)	5.00%	05/01/25	1,210	1,367,748
Series 2011 F, Ref. Second Series RB(g)	5.00%	05/01/26	2,420	2,713,764
San Francisco (City & County of) Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, Water RB(c)	5.00%	11/01/36	5,250	6,058,500
San Francisco (City & County of) Public Utilities Commission; Series 2012, Water RB	5.00%	11/01/33	3,800	4,319,916
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, Special Tax RB	5.50%	09/01/32	870	969,511
Southern California Public Power Authority (Milford Wind Corridor Phase II); Series 2011-1, RB(c)	5.25%	07/01/29	1,950	2,272,140
Vernon (City of);
Series 2009 A, Electric System RB(d)(e)	5.13%	08/01/19	1,010	1,123,514
Series 2009 A, Electric System RB	5.13%	08/01/21	2,290	2,524,771
West Contra Costa Unified School District;
Series 2005, Unlimited Tax CAB GO Bonds (INS–NATL)(b)(h)	0.00%	08/01/25	1,485	1,055,508
Series 2005, Unlimited Tax CAB GO Bonds (INS–NATL)(b)(h)	0.00%	08/01/26	1,350	912,114
West Sacramento (City of) Financing Authority; Series 2006 A, Special Tax RB (INS–SGI)(b)	5.00%	09/01/26	2,500	2,725,600
William S. Hart Union High School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds(h)	0.00%	08/01/32	4,650	2,217,678
				153,767,060

Colorado–5.04%
Colorado (State of) Board of Governors; Series 2012 A, University Enterprise System RB (CEP–Colorado Higher Education Intercept Program)(c)	5.00%	03/01/41	3,500	3,869,250
Colorado (State of) Educational & Cultural Facilities Authority (Academy of Charter Schools); Series 2004, Charter School RB (INS–SGI)(b)	5.50%	05/01/36	5,000	5,017,600
Colorado (State of) Educational & Cultural Facilities Authority (Challenge to Excellence Charter School); Series 2007, Ref. Charter School RB (INS–AGC)(b)	5.00%	06/01/37	2,500	2,559,575
Colorado (State of) Health Facilities Authority (Catholic Health Initiatives); Series 2009 A, RB	5.00%	07/01/39	1,500	1,611,195
Colorado (State of) Health Facilities Authority (Catholic Health); Series 2006 C5, RB (INS–AGM)(b)(c)	5.00%	09/01/36	7,400	7,821,134
Colorado (State of) Health Facilities Authority (Evangelical Lutheran); Series 2005, Health Facilities RB	5.00%	06/01/35	2,790	2,831,794
Colorado (State of) Health Facilities Authority (SCL Health System); Series 2013 A, RB(c)	5.50%	01/01/35	3,000	3,510,660
Colorado (State of) Health Facilities Authority (Volunteers of America Care);
Series 2007 A, Health & Residential Care Facilities RB	5.25%	07/01/27	420	417,774
Series 2007 A, Health & Residential Care Facilities RB	5.30%	07/01/37	650	630,728
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3);
Series 2010, Private Activity RB	6.50%	01/15/30	1,850	2,155,065
Series 2010, Private Activity RB	6.00%	01/15/34	1,500	1,696,695
Series 2010, Private Activity RB	6.00%	01/15/41	700	790,440
Denver (City & County of);
Series 2012 B, Airport System RB	5.00%	11/15/37	2,500	2,801,075
Series 2013 A, Sub. Airport System RB(g)	5.25%	11/15/43	3,000	3,281,880
Denver (City of) Convention Center Hotel Authority;
Series 2006, Ref. Sr. RB (INS–SGI)(b)	5.00%	12/01/30	2,000	2,043,360
Series 2006, Ref. Sr. RB (INS–SGI)(b)	5.00%	12/01/35	1,400	1,427,286

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Montezuma (County of) Hospital District; Series 2007, Ref. RB	5.90%	10/01/37	$840	$852,751
Montrose (County of) Memorial Hospital Board of Trustees; Series 2003, Enterprise RB	6.00%	12/01/33	1,500	1,512,585
Salida (City of) Hospital District; Series 2006, RB	5.25%	10/01/36	2,110	2,120,487
				46,951,334

Connecticut–0.53%
Connecticut (State of) (Bradley International Airport); Series 2000 A, Special Obligation Parking RB (INS–ACA)(b)(g)	6.60%	07/01/24	3,800	3,812,692
Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, Water Facilities RB(g)	5.50%	04/01/21	1,000	1,139,360
				4,952,052

District of Columbia–3.76%
District of Columbia (Provident Group — Howard Properties LLC); Series 2013, Student Dormitory RB	5.00%	10/01/45	2,660	2,529,022
District of Columbia (Sibley Memorial Hospital);
Series 2009, Hospital RB(d)(e)	6.38%	10/01/19	3,115	3,761,643
Series 2009, Hospital RB(d)(e)	6.50%	10/01/19	1,990	2,413,014
District of Columbia Water & Sewer Authority;
Series 2007 A, Public Utility Sub. Lien RB(d)(e)	5.50%	10/01/17	8,000	8,798,880
Series 2008 A, Ref. Public Utility Sub. Lien RB (INS–AGC)(b)(c)	5.00%	10/01/29	1,225	1,343,102
Series 2008 A, Ref. Public Utility Sub. Lien RB (INS–AGC)(b)(c)	5.00%	10/01/34	2,350	2,564,367
District of Columbia;
Series 2006 B-1, Ballpark RB (INS–NATL)(b)	5.00%	02/01/31	3,000	3,041,760
Series 2008 E, Unlimited Tax GO Bonds (INS–BHAC)(b)(c)	5.00%	06/01/26	380	419,478
Series 2008 E, Unlimited Tax GO Bonds (INS–BHAC)(b)(c)	5.00%	06/01/27	380	417,958
Series 2008 E, Unlimited Tax GO Bonds (INS–BHAC)(b)(c)	5.00%	06/01/28	760	832,238
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2014 A, Ref. Sr. Lien Dulles Toll Road RB	5.00%	10/01/53	8,635	8,932,044
				35,053,506

Florida–12.89%
Alachua (County of) (North Florida Retirement Village, Inc.); Series 2007, IDR	5.88%	11/15/36	1,000	1,020,590
Alachua (County of) Health Facilities Authority (Shands Teaching Hospital and Clinics); Series 2014, RB	5.00%	12/01/44	1,085	1,157,326
Alachua (County of) Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB	8.13%	11/15/41	1,000	1,177,390
Broward (County of) Educational Facilities Authority (Nova Southeastern University); Series 2006, RB (INS–AGC)(b)	5.00%	04/01/31	2,000	2,021,980
Broward (County of);
Series 2012 A, Water & Sewer Utility RB	5.00%	10/01/37	4,125	4,625,486
Series 2013 C, Airport System RB	5.25%	10/01/38	3,000	3,346,620
Cape Coral (City of); Series 2011, Ref. Water & Sewer RB (INS–AGM)(b)	5.00%	10/01/41	870	971,816
Citizens Property Insurance Corp. (High Risk Account); Series 2010 A-1, Sr. Sec. RB	5.25%	06/01/17	2,970	3,197,650
Collier (County of) Industrial Development Authority (The Arlington of Naples);
Series 2014 A, Continuing Care Community RB(f)	7.75%	05/15/35	1,650	1,920,039
Series 2014 B-2, TEMPS-70SM Continuing Care Community RB(f)	6.50%	05/15/20	1,645	1,647,435
Davie (Town of) (Nova Southeastern University); Series 2013 A, Educational Facilities RB	6.00%	04/01/42	1,800	2,096,082
Escambia (County of) Health Facilities Authority (Florida Health Care Facility Loan Veterans Health Administration Program); Series 2000, RB (INS–AMBAC)(b)	5.95%	07/01/20	400	420,464
Florida (State of) Board of Education; Series 2007 B, Lottery RB (INS–BHAC)(b)	5.00%	07/01/27	6,000	6,504,480
Florida (State of) Department of Transportation;
Series 2008 A, Ref. Turnpike RB(c)	5.00%	07/01/26	2,540	2,757,475
Series 2008 A, Ref. Turnpike RB(c)	5.00%	07/01/27	2,580	2,796,926
Series 2008 A, Ref. Turnpike RB(c)	5.00%	07/01/28	2,805	3,034,926
Series 2008 A, Ref. Turnpike RB(c)	5.00%	07/01/32	2,500	2,687,375
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 B, Ref. RB(g)	5.13%	06/01/27	1,080	1,238,717

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Hillsborough (County of) Aviation Authority;
Series 2008 A, RB (INS–AGC)(b)(c)(g)	5.38%	10/01/33	$1,500	$1,643,190
Series 2008 A, RB (INS–AGC)(b)(c)(g)	5.50%	10/01/38	3,325	3,659,961
JEA; Series 2012 Three B, Electric System RB(c)	5.00%	10/01/39	4,000	4,381,160
Lakeland (City of) (Lakeland Regional Health Systems); Series 2015, Hospital System RB	5.00%	11/15/40	1,935	2,085,001
Martin (County of) Health Facilities Authority (Martin Memorial Medical Center); Series 2012, RB	5.00%	11/15/27	1,895	2,049,215
Miami Beach (City of) Health Facilities Authority (Mount Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/44	1,180	1,264,889
Miami-Dade (County of) (Florida Public Improvement); Series 1988 DD, Unlimited Tax GO Bonds (INS–AMBAC)(b)	7.75%	10/01/15	830	835,096
Miami-Dade (County of) (Miami International Airport); Series 2005, Aviation RB (INS–AGC)(b)(g)	5.00%	10/01/38	790	792,970
Miami-Dade (County of) (Miami International Airport-Hub of the Americas); Series 2009 B, Aviation RB (INS–AGC)(b)	5.00%	10/01/25	650	725,569
Miami-Dade (County of) Educational Facilities Authority (University of Miami); Series 2008 A, RB (INS–BHAC)(b)	5.50%	04/01/38	1,370	1,405,935
Miami-Dade (County of) Expressway Authority;
Series 2010 A, Ref. Toll System RB	5.00%	07/01/40	5,000	5,462,850
Series 2010 A, Ref. Toll System RB (INS–AGM)(b)	5.00%	07/01/35	720	805,457
Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital);
Series 2010 A, Ref. Hospital RB	6.00%	08/01/30	360	416,682
Series 2010 A, Ref. Hospital RB	6.13%	08/01/42	825	950,161
Miami-Dade (County of);
Series 2010, Water & Sewer System RB (INS–AGC)(b)	5.00%	10/01/39	1,000	1,129,190
Series 2012 A, Ref. Aviation RB(g)	5.00%	10/01/28	1,500	1,693,185
Series 2012 A, Ref. Aviation RB(g)	5.00%	10/01/30	1,080	1,202,818
Series 2012 A, Ref. Sub. Special Obligation RB	5.00%	10/01/28	1,000	1,128,960
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/32	1,450	1,609,355
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/35	2,295	2,538,063
Series 2012 B, Ref. Sub. Special Obligation RB (INS–AGM)(b)	5.00%	10/01/35	2,450	2,709,480
Overoaks Community Development District;
Series 2004 A, Capital Improvement Special Assessment RB(i)	6.13%	05/01/35	160	2
Series 2010 A-2, Capital Improvement RB	6.13%	05/01/35	160	160,080
Series 2010 B, Capital Improvement RB	5.13%	05/01/17	205	202,878
Palm Beach (County of) Health Facilities Authority (The Waterford); Series 2007, RB(d)(e)	5.88%	11/15/17	1,400	1,557,794
Palm Beach (County of) Solid Waste Authority;
Series 2009, Improvement RB (INS–BHAC)(b)(c)	5.50%	10/01/23	4,150	4,807,194
Series 2009, Improvement RB (INS–BHAC)(b)	5.50%	10/01/23	600	695,016
Series 2011, Ref. RB(c)	5.00%	10/01/31	4,650	5,408,183
Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2007 A, Ref. PCR (INS–AMBAC)(b)(e)	5.35%	05/01/18	5,000	5,531,800
Reunion East Community Development District;
Series 2005, Special Assessment RB(i)	5.80%	05/01/36	197	2
Series 2015-2, Special Assessment RB	6.60%	05/01/36	255	251,999
Seminole Indian Tribe of Florida; Series 2007 A, Special Obligation RB(f)	5.75%	10/01/22	1,000	1,064,980
Seven Oaks Community Development District II; Series 2004 A, Special Assessment RB	5.88%	05/01/35	1,000	941,310
South Miami (City of) Health Facilities Authority (Baptist Health South Florida Obligated Group);
Series 2007, Hospital RB(c)	5.00%	08/15/32	7,510	7,891,057
Series 2007, Hospital RB(c)	5.00%	08/15/42	4,000	4,184,160
Series 2007, Hospital RB	5.00%	08/15/42	4,000	4,184,160
St. Johns (County of) Industrial Development Authority (Glenmoor);
Series 2014 A, Ref. Health Care RB(j)	1.34%	01/01/49	750	261,600
Series 2014 B, Ref. Sub. Health Care RB	2.50%	01/01/49	278	3
Sterling Hill Community Development District; Series 2003 A, Capital Improvement Special Assessment RB	6.20%	05/01/35	1,050	812,763

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Sumter (County of) Industrial Development Authority (Central Florida Health Alliance); Series 2014 A, Hospital RB	5.13%	07/01/34	$1,000	$1,097,950
				120,164,895

Georgia–4.64%
Atlanta (City of) (Beltline);
Series 2009 B, Tax Allocation RB	6.75%	01/01/20	325	379,139
Series 2009 B, Tax Allocation RB	6.75%	01/01/20	585	682,449
Series 2009 B, Tax Allocation RB	7.38%	01/01/31	265	306,427
Atlanta (City of);
Series 1999 A, Water & Wastewater RB (INS–NATL)(b)	5.50%	11/01/22	3,000	3,601,890
Series 2009 A, Water & Wastewater RB	5.25%	11/01/17	1,675	1,837,793
Series 2009 A, Water & Wastewater RB(d)(e)	6.00%	11/01/19	1,600	1,917,776
Series 2009 A, Water & Wastewater RB(d)(e)	6.00%	11/01/19	1,750	2,097,568
Series 2009 A, Water & Wastewater RB(d)(e)	6.00%	11/01/19	1,600	1,917,776
Series 2010 A, General Airport RB (INS–AGM)(b)	5.00%	01/01/35	2,000	2,234,580
Series 2015, Ref. Water & Wastewater RB(c)	5.00%	11/01/40	10,040	11,335,963
Fulton (County of) Development Authority (Georgia Tech Athletic Association); Series 2012, Ref. RB	5.00%	10/01/42	1,340	1,480,137
Georgia (State of) Municipal Electric Authority; Series 1997 A, Power RB (INS–NATL)(b)	6.50%	01/01/20	4,800	5,294,832
Georgia (State of) Road & Tollway Authority; Series 2003, RB	5.00%	10/01/23	3,000	3,012,180
Metropolitan Atlanta Rapid Transit Authority; Series 2007 B, Ref. Third Indenture Sales Tax RB (INS–AGM)(b)	5.00%	07/01/34	660	703,534
Newton (County of) Industrial Development Authority (GPC Foundation Real Estate Newton, LLC Academic Building — Newton Campus); Series 2005, RB (INS–AGC)(b)	5.00%	06/01/34	2,000	2,053,000
Private Colleges & Universities Authority (Emory University); Series 2009 B, RB(c)	5.00%	09/01/29	3,200	3,628,992
Private Colleges & Universities Authority (Mercer University);
Series 2012 A, RB	5.25%	10/01/27	455	510,924
Series 2012 A, RB	5.00%	10/01/32	250	271,808
				43,266,768

Hawaii–2.17%
Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group);
Series 2010 B, Special Purpose RB	5.63%	07/01/30	1,000	1,135,550
Series 2010 B, Special Purpose RB	5.75%	07/01/40	370	417,578
Series 2013 A, Ref. Special Purpose RB	5.50%	07/01/43	3,000	3,439,920
Hawaii (State of);
Series 2010 A, Airport System RB	5.00%	07/01/39	3,525	3,860,474
Series 2014 EO, Unlimited Tax GO Bonds	5.00%	08/01/34	5,000	5,785,650
Honolulu (City & County of);
Series 2012 A, Unlimited Tax GO Bonds	5.00%	11/01/36	1,000	1,127,380
Series 2015 A, Ref. Jr. Wastewater System RB(c)	5.00%	07/01/30	3,775	4,438,268
				20,204,820

Idaho–0.76%
Idaho (State of) Health Facilities Authority (St. Luke’s Health System);
Series 2008 A, RB	6.50%	11/01/23	1,000	1,146,060
Series 2008 A, RB	6.75%	11/01/37	1,400	1,598,380
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2007, Ref. RB	6.13%	11/15/27	920	951,961
Idaho (State of) Housing & Finance Association (Federal Highway Trust Fund); Series 2008 A, Grant & RAB(d)(e)	5.25%	07/15/18	1,240	1,392,458
Regents of the University of Idaho; Series 2011, Ref. General RB(e)	5.25%	04/01/21	1,695	1,961,132
				7,049,991

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–21.24%
Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/23	$1,750	$1,779,330
Bourbonnais (Village of) (Olivet Nazarene University);
Series 2010, Industrial Project RB	5.50%	11/01/40	945	1,027,980
Series 2013, Industrial Project RB	5.50%	11/01/42	1,050	1,118,775
Chicago (City of) (Midway Airport);
Series 2013 A, Ref. Second Lien RB(g)	5.50%	01/01/31	4,000	4,447,680
Series 2014 A, Ref. Second Lien RB(g)	5.00%	01/01/41	1,575	1,654,821
Chicago (City of) (O’Hare International Airport);
Series 2005 A, Third Lien General Airport RB (INS–AGC)(b)(c)	5.25%	01/01/24	10,900	11,067,642
Series 2005 A, Third Lien General Airport RB (INS–AGC)(b)(c)	5.25%	01/01/25	10,000	10,151,100
Series 2005 A, Third Lien General Airport RB (INS–AGC)(b)(c)	5.25%	01/01/26	3,855	3,912,054
Series 2005 A, Third Lien General Airport RB (INS–NATL)(b)	5.25%	01/01/26	4,000	4,057,600
Series 2008 A, Third Lien General Airport RB (INS–AGM)(b)(c)	5.00%	01/01/33	1,400	1,489,306
Series 2012 B, Ref. Passenger Facility Charge RB(g)	5.00%	01/01/30	4,320	4,606,632
Series 2013, Sr. Lien Customer Facility Charge RB	5.75%	01/01/38	3,150	3,533,323
Chicago (City of) Transit Authority;
Series 2011, Sales Tax Receipts RB(c)	5.25%	12/01/36	6,900	7,325,316
Series 2014, Sales Tax Receipts RB	5.00%	12/01/44	4,735	4,948,643
Chicago (City of);
Series 1996 A-2, Ref. Unlimited Tax GO Bonds (INS–AMBAC)(b)	5.50%	01/01/18	700	724,395
Series 2002 B, Unlimited Tax GO Bonds	5.50%	01/01/37	860	791,123
Series 2005 D, Ref. Unlimited Tax GO Bonds	5.50%	01/01/40	535	488,846
Series 2007 A, Ref. Project Unlimited Tax GO Bonds (INS–AGM)(b)	5.00%	01/01/37	2,650	2,646,369
Series 2007 E, Ref. Unlimited Tax GO Bonds	5.50%	01/01/42	425	386,589
Series 2008 A, Unlimited Tax GO Bonds (INS–AGC)(b)(c)	5.25%	01/01/24	1,000	1,032,710
Series 2008 A, Unlimited Tax GO Bonds (INS–AGC)(b)(c)	5.25%	01/01/25	3,875	3,991,250
Series 2011, Tax Increment Allocation Revenue COP	7.13%	05/01/21	445	475,242
Series 2011, Tax Increment Allocation Revenue COP	7.13%	05/01/21	875	934,465
Series 2011 A, Sales Tax RB	5.25%	01/01/38	2,400	2,428,152
Series 2012, Second Lien Wastewater Transmission RB	5.00%	01/01/42	4,085	4,160,164
Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/33	2,485	2,500,904
Series 2014, Ref. Motor Fuel Tax RB (INS–AGM)(b)	5.00%	01/01/31	1,400	1,476,986
Series 2014, Second Lien Waterworks RB	5.00%	11/01/44	1,105	1,130,216
Series 2015 A, Unlimited Tax GO Bonds	5.50%	01/01/33	4,310	4,044,030
Cook (County of); Series 2012 C, Ref. Unlimited Tax GO Bonds	5.00%	11/15/33	2,300	2,385,721
Cook County School District No. 100 (Berwyn South); Series 1997, Unlimited Tax GO Bonds (INS–AGM)(b)	8.10%	12/01/15	285	290,295
Illinois (State of) Finance Authority (Art Institute of Chicago); Series 2012 A, RB	5.00%	03/01/34	1,000	1,097,500
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB	5.00%	09/01/42	1,810	1,901,658
Illinois (State of) Finance Authority (Christian Homes, Inc.);
Series 2007, Ref. RB(d)(e)	5.75%	05/15/17	880	957,273
Series 2007, Ref. RB	5.75%	05/15/26	1,420	1,457,176
Illinois (State of) Finance Authority (Kish Health System Obligated Group); Series 2008, Ref. Hospital RB	5.50%	10/01/22	1,850	2,065,303
Illinois (State of) Finance Authority (Loyola University of Chicago); Series 2012 B, RB	5.00%	07/01/42	1,000	1,058,000
Illinois (State of) Finance Authority (Northwestern Memorial Hospital);
Series 2009 A, RB(c)	5.38%	08/15/24	3,070	3,439,137
Series 2009 A, RB(c)	5.75%	08/15/30	1,900	2,178,236
Series 2009 B, RB	5.00%	08/15/16	380	396,393
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2007 A, RB	5.75%	11/15/37	4,500	4,846,995
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2010 D-2, TEMPS-65SM RB	7.00%	11/15/15	1,990	1,190,816
Illinois (State of) Finance Authority (Resurrection Health Care Corp.); Series 1999 A, RB (INS–AGM)(b)	5.50%	05/15/24	6,000	6,570,600

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Finance Authority (Riverside Health System); Series 2009, RB	6.25%	11/15/35	$1,650	$1,909,759
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/37	1,000	1,018,680
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB(d)(e)	7.25%	11/01/18	2,845	3,392,037
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/38	2,610	2,856,541
Illinois (State of) Finance Authority (Sherman Health System); Series 2007 A, RB(d)(e)	5.50%	08/01/17	7,500	8,181,825
Illinois (State of) Finance Authority (Swedish Covenant Hospital);
Series 2010 A, Ref. RB	5.75%	08/15/29	1,105	1,228,152
Series 2010 A, Ref. RB	6.00%	08/15/38	2,750	3,049,860
Illinois (State of) Finance Authority (The University of Chicago Medical Center); Series 2011 C, RB(c)	5.50%	08/15/41	1,530	1,704,038
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB(c)	5.25%	10/01/52	4,080	4,537,694
Illinois (State of) Finance Authority (Waste Management Inc.); Series 2005 A, Solid Waste Disposal RB(g)	5.05%	08/01/29	1,335	1,353,276
Illinois (State of) Finance Authority;
Series 2009, RB	6.13%	05/15/25	20	23,604
Series 2009, RB	6.13%	05/15/25	755	843,848
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2010 A, RB	5.50%	06/15/50	2,750	2,815,917
Series 2012 A, RB	5.00%	06/15/42	1,500	1,513,635
Series 2012 B, RB	5.00%	12/15/28	1,110	1,197,490
Illinois (State of) Sports Facilities Authority;
Series 2014, Ref. RB (INS–AGM)(b)	5.25%	06/15/31	1,530	1,685,953
Series 2014, Ref. RB (INS–AGM)(b)	5.25%	06/15/32	1,395	1,523,061
Illinois (State of) Toll Highway Authority;
Series 2013 A, RB(c)	5.00%	01/01/38	4,625	5,076,354
Series 2014 C, RB(c)	5.00%	01/01/39	6,240	6,838,853
Series 2015 A, RB(c)	5.00%	01/01/40	1,500	1,652,940
Illinois (State of);
Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/31	1,560	1,581,013
Series 2013, Unlimited Tax GO Bonds	5.50%	07/01/38	3,025	3,355,300
Series 2014, Unlimited Tax GO Bonds	5.25%	02/01/34	1,650	1,687,092
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/35	1,880	1,887,746
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/36	1,540	1,544,189
Peoria (County of); Series 2011, Unlimited Tax GO Bonds(c)	5.00%	12/15/41	3,900	4,285,476
Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/23	6,030	6,955,545
Regional Transportation Authority; Series 1994 B, RB (INS–AMBAC)(b)	8.00%	06/01/17	5,000	5,415,600
Will (County of) & Kankakee (City of) Regional Development Authority (Senior Estates Supportive Living); Series 2007, MFH RB(g)	7.00%	12/01/42	665	694,366
				197,976,590

Indiana–4.69%
East Chicago Elementary School Building Corp.; Series 1996, Ref. First Mortgage RB (INS–AMBAC)(b)	6.25%	01/05/16	280	283,942
Indiana (State of) Finance Authority (Ascension Health Senior Credit); Series 2006 B-6, RB(c)	5.00%	11/15/36	9,200	9,622,740
Indiana (State of) Finance Authority (Clarion Health Obligated Group); Series 2006 A, Hospital RB(d)(e)	5.25%	02/15/16	1,080	1,104,894
Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, Second Lien Wastewater Utility RB	5.25%	10/01/31	3,625	4,214,679
Indiana (State of) Finance Authority (Deaconess Hospital Obligated Group); Series 2009 A, Hospital RB(d)(e)	6.75%	03/01/19	1,360	1,624,615
Indiana (State of) Finance Authority (I-69 Section 5);
Series 2014, RB(g)	5.25%	09/01/34	1,105	1,202,870
Series 2014, RB(g)	5.25%	09/01/40	3,195	3,396,253
Series 2014, RB(g)	5.00%	09/01/46	1,895	1,967,901
Indiana (State of) Finance Authority (Indianapolis Power & Light Co.); Series 2009 A, Ref. Environmental Facilities RB	4.90%	01/01/16	2,125	2,156,237

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana–(continued)
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing);
Series 2013, Private Activity RB(g)	5.00%	07/01/40	$6,405	$6,724,033
Series 2013 A, Private Activity RB(g)	5.00%	07/01/48	730	759,302
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.);
Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/32	1,535	1,643,494
Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/39	4,265	4,485,245
Indiana (State of) Municipal Power Agency; Series 2013 A, Power Supply System RB	5.25%	01/01/38	2,000	2,270,140
Valparaiso (City of) (Pratt Paper, LLC); Series 2013, Exempt Facilities RB(g)	5.88%	01/01/24	1,500	1,718,715
Vigo (County of) Hospital Authority (Union Hospital, Inc.); Series 2007, RB(f)	5.75%	09/01/42	500	518,510
				43,693,570

Iowa–0.69%
Iowa (State of) (IJOBS Program);
Series 2009 A, Special Obligation RB(c)(k)	5.00%	06/01/25	975	1,098,416
Series 2009 A, Special Obligation RB(c)(k)	5.00%	06/01/26	730	822,403
Iowa (State of) Finance Authority (Alcoa Inc.); Series 2012, Midwestern Disaster Area RB	4.75%	08/01/42	2,500	2,549,650
Iowa (State of) Finance Authority (Iowa Health System); Series 2008 A, Health Facilities RB (INS–AGC)(b)	5.25%	08/15/29	1,500	1,672,695
Iowa (State of) Tobacco Settlement Authority; Series 2005 C, Asset-Backed RB	5.63%	06/01/46	360	321,329
				6,464,493

Kansas–1.28%
Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group);
Series 2009 C, Hospital RB	5.50%	11/15/23	1,250	1,426,575
Series 2009 C, Hospital RB	5.50%	11/15/29	335	382,493
Series 2009 C, Hospital RB (c)	5.75%	11/15/38	3,400	3,885,112
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, Power Project RB	5.75%	07/01/38	2,000	2,316,260
Wichita (City of) (Presbyterian Manors, Inc.); Series 2013 IV-A, Health Care Facilities RB	6.38%	05/15/43	1,500	1,629,915
Wyandotte (County of) & Kansas City (City of) Unified Government; Series 2014 A, Ref. & Improvement Utility System RB	5.00%	09/01/44	2,080	2,293,762
				11,934,117

Kentucky–3.06%
Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.);
Subseries 2008 A-1, RB (INS–AGC)(b)	5.75%	12/01/28	2,000	2,123,180
Subseries 2008 A-1, RB (INS–AGC)(b)	6.00%	12/01/42	1,000	1,061,160
Kentucky (State of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, Sr. RB	5.00%	07/01/40	1,480	1,543,314
Series 2015 A, Sr. RB	5.00%	01/01/45	1,250	1,302,463
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.);
Series 2010 A, Hospital RB	6.38%	06/01/40	1,950	2,222,083
Series 2010 A, Hospital RB	6.50%	03/01/45	4,550	5,203,289
Series 2010 B, Ref. Hospital RB	6.38%	03/01/40	1,985	2,261,967
Kentucky (State of) Property & Building Commission (No. 93);
Series 2009, Ref. RB (INS–AGC)(b)	5.25%	02/01/24	2,110	2,377,590
Series 2009, Ref. RB (INS–AGC)(b)	5.25%	02/01/25	2,370	2,665,634
Kentucky (State of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 A, First Tier Toll RB	5.75%	07/01/49	1,000	1,120,380
Louisville (City of) & Jefferson (County of) Metropolitan Government (Norton Healthcare, Inc.);
Series 2006, Health System RB	5.25%	10/01/36	5,405	5,551,638
Series 2013 A, Health System RB	5.50%	10/01/33	1,000	1,124,360
				28,557,058

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana–2.87%
Lafayette (City of) Public Trust Financing Authority (Ragin’ Cajun Facilities, Inc.-Housing & Parking);
Series 2010, RB (INS–AGM)(b)	5.25%	10/01/30	$550	$623,381
Series 2010, RB (INS–AGM)(b)	5.50%	10/01/35	960	1,092,470
Lakeshore Villages Master Community Development District; Series 2007, Special Assessment RB(i)	5.25%	07/01/17	1,360	476,231
Louisiana (State of) Public Facilities Authority (Entergy Louisiana LLC); Series 2010, RB	5.00%	06/01/30	1,450	1,465,327
Louisiana (State of) Public Facilities Authority (Louisiana Pellets Inc.); Series 2015 A, Waste Disposal Facilities RB(g)	8.00%	07/01/39	2,585	2,605,008
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2002 B, RB(d)(e)	5.50%	05/15/26	2,000	2,607,620
Louisiana Citizens Property Insurance Corp.;
Series 2006 B, Assessment RB(d)(e)	5.00%	06/01/16	1,000	1,035,460
Series 2009 C-2, Assessment RB (INS–AGC)(b)	6.75%	06/01/26	2,650	3,037,244
New Orleans (City of); Series 2014, Ref. Sewerage Service RB	5.00%	06/01/44	940	1,026,170
St. Charles (Parish of) (Valero Energy Corp.); Series 2010, Gulf Opportunity Zone RB(e)	4.00%	06/01/22	1,750	1,845,200
St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/37	4,125	4,261,084
Tobacco Settlement Financing Corp.;
Series 2013 A, Ref. Asset-Backed RB	5.50%	05/15/30	1,085	1,210,730
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/31	1,085	1,206,086
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/32	2,065	2,325,190
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/33	1,735	1,918,702
				26,735,903

Maryland–1.00%
Baltimore (County of) (Oak Crest Village Inc. Facility); Series 2007 A, RB	5.00%	01/01/37	505	518,620
Maryland (State of) Health & Higher Educational Facilities Authority (Maryland Institute College of Art); Series 2006, RB	5.00%	06/01/40	770	790,405
Maryland (State of) Health & Higher Educational Facilities Authority (Mercy Medical Center); Series 2007 A, RB	5.50%	07/01/42	2,715	2,865,492
Maryland (State of) Health & Higher Educational Facilities Authority (Peninsula Regional Medical Center); Series 2015, Ref. RB	5.00%	07/01/45	2,015	2,198,848
Maryland Economic Development Corp. (Terminal); Series 2010 B, RB	5.75%	06/01/35	1,815	1,942,123
Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB	5.38%	06/01/25	930	1,009,041
				9,324,529

Massachusetts–1.68%
Massachusetts (State of) Department of Transportation (Contract Assistance); Series 2010 B, Metropolitan Highway Systems RB	5.00%	01/01/35	2,010	2,262,617
Massachusetts (State of) Development Finance Agency (Berklee College of Music); Series 2007 A, RB	5.00%	10/01/32	2,800	3,008,180
Massachusetts (State of) Development Finance Agency (Partners Healthcare); Series 2012 L, RB	5.00%	07/01/31	1,230	1,416,812
Massachusetts (State of) Development Finance Agency (Tufts Medical Center);
Series 2011 I, RB	7.25%	01/01/32	1,050	1,261,775
Series 2011 I, RB	6.75%	01/01/36	275	322,135
Massachusetts (State of) School Building Authority; Series 2011 B, Sr. Dedicated Sales Tax RB(c)	5.00%	10/15/35	6,450	7,372,157
				15,643,676

Michigan–1.86%
Lansing (City of) Board of Water & Light; Series 2011 A, Utility System RB	5.00%	07/01/37	750	836,025
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-1, Ref. Local Government Loan Program RB	5.00%	07/01/44	1,585	1,652,854
Series 2014 C-3, Ref. Local Government Loan Program RB (INS–AGM)(b)	5.00%	07/01/33	2,000	2,210,160
Series 2014 C-6, Ref. Local Government Loan Program RB	5.00%	07/01/33	790	842,803
Series 2014 D-2, Ref. Local Government Loan Program RB (INS–AGM)(b)	5.00%	07/01/28	2,000	2,257,780
Series 2014 D-4, Ref. Local Government Loan Program RB	5.00%	07/01/29	790	862,388
Michigan (State of) Finance Authority (Midmichigan Health); Series 2014, Ref. Hospital RB	5.00%	06/01/39	2,885	3,143,871

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)
Monroe County Economic Development Corp. (Detroit Edison Co.); Series 1992 AA, Ref. RB (INS–NATL)(b)	6.95%	09/01/22	$1,000	$1,295,060
Oakland University; Series 2012, General RB	5.00%	03/01/42	3,000	3,257,790
Wayne State University Board of Governors; Series 2008, Ref. General RB (INS–AGM)(b)	5.00%	11/15/25	870	961,176
				17,319,907

Minnesota–0.56%
Chaska (City of); Series 2000 A, Electric RB	6.10%	10/01/30	10	10,043
Minneapolis (City of) (Fairview Health Services);
Series 2008 A, Health Care System RB(d)(e)	6.38%	11/15/18	2,850	3,300,927
Series 2008 A, Health Care System RB(d)(e)	6.63%	11/15/18	1,600	1,865,664
				5,176,634

Missouri–1.37%
Cape Girardeau (County of) Industrial Development Authority (St. Francis Medical Center); Series 2009 A, Health Facilities RB	5.50%	06/01/29	500	560,595
Cass (County of); Series 2007, Hospital RB	5.63%	05/01/38	500	505,015
Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB	5.50%	09/01/24	1,175	1,379,556
Series 2011 A, Ref. RB	5.50%	09/01/25	305	356,304
Series 2011 A, Ref. RB	5.50%	09/01/27	1,375	1,583,656
Series 2011 A, Ref. RB	5.50%	09/01/28	2,380	2,702,157
Maryland Heights (City of) (South Heights Redevelopment); Series 2007 A, Ref. Tax Increment Allocation RB	5.50%	09/01/18	275	283,008
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2010, Senior Living Facilities RB	5.50%	02/01/42	1,325	1,423,275
Missouri (State of) Joint Municipal Electric Utility Commission (Plum Point); Series 2006, Power Project RB(d)(e)	5.00%	01/01/16	1,000	1,016,210
St. Louis (City of) Industrial Development Authority (Loughborough Commons Redevelopment); Series 2007, Ref. Community Improvement District Tax Increment Allocation RB	5.75%	11/01/27	825	831,501
St. Louis (County of) Industrial Development Authority (St. Andrew’s Resources for Seniors);
Series 2007 A, Senior Living Facilities RB	6.38%	12/01/30	615	638,634
Series 2007 A, Senior Living Facilities RB	6.38%	12/01/41	1,450	1,496,937
				12,776,848

Nebraska–2.14%
Central Plains Energy Project (No. 3);
Series 2012, Gas RB	5.00%	09/01/32	5,500	5,994,010
Series 2012, Gas RB	5.00%	09/01/42	2,000	2,141,220
Douglas (County of) Hospital Authority No. 2 (Madonna Rehabilitation Hospital); Series 2014, RB	5.00%	05/15/44	1,000	1,066,410
Nebraska (State of) Municipal Energy Agency;
Series 2009 A, Ref. Power Supply System RB (INS–BHAC)(b)	5.13%	04/01/29	1,000	1,115,430
Series 2009 A, Ref. Power Supply System RB (INS–BHAC)(b)	5.38%	04/01/39	1,000	1,122,220
Nebraska (State of) Public Power District;
Series 2007 B, RB(d)(e)	5.00%	07/01/17	1,260	1,360,800
Series 2007 B, RB (INS–BHAC)(b)	5.00%	01/01/37	740	785,199
Omaha (City of) Public Power District; Series 2011 B, RB(c)	5.00%	02/01/36	5,775	6,357,467
				19,942,756

Nevada–1.25%
Clark (County of) (Las Vegas-McCarran International Airport);
Series 2010 A, Passenger Facility Charge RB	5.13%	07/01/34	500	557,270
Series 2010 A, Passenger Facility Charge RB (INS–AGM)(b)	5.25%	07/01/39	1,000	1,119,660
Las Vegas (City of) Redevelopment Agency; Series 2009 A, Tax Increment Allocation RB	6.25%	06/15/16	290	297,668
Las Vegas Valley Water District; Series 2012 B, Limited Tax GO Bonds	5.00%	06/01/42	3,000	3,310,020

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nevada–(continued)
Nevada (State of) (Municipal Bond Bank-R9A Thru R13F); Series 2005, Limited Tax GO Bonds (INS–AGM)(b)	5.00%	12/01/23	$15	$15,061
Nevada (State of); Series 2008 C, Capital Improvement & Cultural Affairs Limited Tax GO Bonds (INS–AGM)(b)(c)	5.00%	06/01/26	1,600	1,756,176
Reno (City of) (Renown Regional Medical Center); Series 2007 A, Hospital RB(d)(e)	5.25%	06/01/17	4,250	4,587,917
				11,643,772

New Hampshire–0.11%
Manchester (City of); Series 2009 A, Ref. General Airport RB (INS–AGM)(b)	5.13%	01/01/30	1,000	1,059,220

New Jersey–6.77%
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing);
Series 2010 A, RB	5.75%	06/01/31	440	489,672
Series 2010 A, RB	5.88%	06/01/42	2,100	2,326,569
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, Private Activity RB(g)	5.50%	01/01/27	1,200	1,379,604
Series 2013, Private Activity RB(g)	5.00%	01/01/28	1,000	1,106,040
Series 2013, Private Activity RB(g)	5.38%	01/01/43	1,000	1,074,630
New Jersey (State of) Economic Development Authority;
Series 1992, RB (INS-NATL)(b)	5.90%	03/15/21	26,600	28,984,956
Series 2007 U, School Facilities RB(d)(e)	5.00%	09/01/17	3,000	3,258,540
New Jersey (State of) Turnpike Authority; Series 2013 A, RB	5.00%	01/01/38	4,300	4,763,153
Passaic Valley Sewage Commissioners; Series 2003 F, Sewer System RB (INS–NATL)(b)	5.00%	12/01/19	2,000	2,007,740
Salem (County of) Pollution Control Financing Authority (Chambers); Series 2014 A, Ref. PCR(g)	5.00%	12/01/23	1,500	1,640,370
Tobacco Settlement Financing Corp.;
Series 2007 1A, Asset-Backed RB	4.63%	06/01/26	7,090	6,850,429
Series 2007 1A, Asset-Backed RB	5.00%	06/01/29	5,085	4,311,927
Series 2007 1A, Asset-Backed RB	4.75%	06/01/34	1,330	1,002,687
Series 2007 1A, Asset-Backed RB	5.00%	06/01/41	5,115	3,899,574
				63,095,891

New Mexico–0.76%
Farmington (City of) (Public Service Co. of New Mexico San Juan);
Series 2010 A, Ref. PCR(e)	5.20%	06/01/20	1,000	1,109,290
Series 2010 C, Ref. PCR	5.90%	06/01/40	3,250	3,586,928
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Health Care Services); Series 2008 A, Hospital RB(c)	6.38%	08/01/32	2,100	2,429,322
				7,125,540

New York–17.01%
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT RB	6.25%	07/15/40	2,150	2,468,909
Series 2009, PILOT RB	6.38%	07/15/43	900	1,043,766
Erie Tobacco Asset Securitization Corp.; Series 2005 A, Tobacco Settlement Asset-Backed RB	5.00%	06/01/45	2,530	2,376,151
Long Island Power Authority;
Series 2011 A, Electric System General RB (INS–AGM)(b)	5.00%	05/01/36	1,045	1,153,126
Series 2014 A, Ref. RB	5.00%	09/01/44	4,130	4,544,445
Metropolitan Transportation Authority; Series 2013 A, RB	5.00%	11/15/38	2,325	2,575,193
Nassau (County of) Industrial Development Agency (Amsterdam at Harborside);
Series 2014 A, Continuing Care Retirement Community RB	6.50%	01/01/32	1,500	1,500,945
Series 2014 A, Continuing Care Retirement Community RB	6.70%	01/01/49	1,500	1,482,075
Series 2014 C, Continuing Care Retirement Community RB	2.00%	01/01/49	1,081	59,369
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC);
Series 1997 6, Special Obligation RB (INS–NATL)(b)(g)	5.75%	12/01/25	3,000	3,008,820
Series 2010 8, Special Obligation RB	6.00%	12/01/36	2,700	3,145,500

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York & New Jersey (States of) Port Authority;
One Hundred Fifty-Second Series 2008, Consolidated RB(c)(g)	5.00%	11/01/28	$6,300	$6,686,568
One Hundred Forty-Fourth Series 2006, Consolidated RB(c)	5.00%	10/01/35	21,900	22,853,526
New York (City of) Municipal Water Finance Authority;
Series 2010 FF, Second General Resolution Water & Sewer System RB	5.00%	06/15/31	10,500	11,978,715
Series 2012 FF, Water & Sewer System RB(c)	5.00%	06/15/45	7,335	8,089,845
New York (City of) Transitional Finance Authority;
Series 2009 S-3, Building Aid RB(c)	5.25%	01/15/39	1,800	1,999,530
Subseries 2009 A-1, Future Tax Sec. RB(c)	5.00%	05/01/28	935	1,053,436
Subseries 2009 A-1, Future Tax Sec. RB(c)	5.00%	05/01/29	745	837,872
Subseries 2009 A-1, Future Tax Sec. RB(c)	5.00%	05/01/30	745	834,758
New York (City of) Trust for Cultural Resources (Museum of Modern Art); Series 2008 1A, Ref. RB(c)	5.00%	04/01/26	2,850	3,189,407
New York (City of);
Series 2009 H-1, Unlimited Tax GO Bonds	5.00%	03/01/16	1,500	1,536,480
Series 2012 F, Ref. Unlimited Tax GO Bonds	5.00%	08/01/31	1,200	1,354,800
Subseries 2008 A-1, Unlimited Tax GO Bonds(c)	5.25%	08/15/27	1,440	1,601,050
Subseries 2008 A-1, Unlimited Tax GO Bonds(c)	5.25%	08/15/28	1,440	1,601,050
Subseries 2008 I-1, Unlimited Tax GO Bonds(c)	5.00%	02/01/26	7,200	7,849,944
New York (State of) Dormitory Authority (City of New York);
Series 2005 A, Court Facilities Lease RB (INS–AMBAC)(b)	5.50%	05/15/28	600	753,960
Series 2005 A, Court Facilities Lease RB (INS–AMBAC)(b)	5.50%	05/15/29	505	637,532
New York (State of) Dormitory Authority (Cornell University); Series 2006 A, RB(c)	5.00%	07/01/35	6,085	6,295,784
New York (State of) Dormitory Authority (General Purpose); Series 2011 A, State Personal Income Tax RB(c)	5.00%	03/15/30	4,125	4,764,664
New York (State of) Dormitory Authority (Montefiore Medical Center); Series 2004, Hospital RB (INS–NATL)(b)	5.00%	08/01/29	1,995	2,002,641
New York (State of) Dormitory Authority;
Series 1995 A, City University System Consolidated RB	5.63%	07/01/16	1,125	1,172,587
Series 2013 A, General Purpose Personal Income Tax RB	5.00%	02/15/37	9,400	10,644,090
Series 2014 C, Personal Income Tax RB(c)	5.00%	03/15/40	6,985	7,853,934
New York (State of) Thruway Authority (Transportation);
Series 2009 A, Personal Income Tax RB	5.00%	03/15/25	940	1,052,650
Series 2009 A, Personal Income Tax RB(c)	5.00%	03/15/26	2,400	2,686,056
Series 2009 A, Personal Income Tax RB(c)	5.00%	03/15/27	2,650	2,958,089
Series 2009 A, Personal Income Tax RB(c)	5.00%	03/15/28	2,600	2,893,410
New York (State of) Thruway Authority; Series 2011 A-1, Second General Highway & Bridge Trust Fund RB(c)	5.00%	04/01/29	6,855	7,846,919
New York (State of) Utility Debt Securitization Authority; Series 2013 TE, Restructuring RB(c)	5.00%	12/15/31	2,400	2,795,784
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. Liberty RB(f)	5.00%	11/15/44	6,745	6,779,130
New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 2, Ref. Liberty RB	5.00%	09/15/43	2,360	2,586,937
				158,549,447

North Carolina–2.14%
Charlotte (City of) (Cultural Arts Facilities); Series 2009 E, Ref. COP(c)	5.00%	06/01/39	3,915	4,323,530
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, Private Activity RB(g)	5.00%	06/30/54	1,560	1,623,227
North Carolina (State of) Eastern Municipal Power Agency; Series 2009 B, Power System RB(d)(e)	5.00%	01/01/19	5,165	5,834,229
North Carolina (State of) Medical Care Commission (Southminster); Series 2007 A, First Mortgage Retirement Facilities RB	5.75%	10/01/37	855	872,750
North Carolina (State of) Turnpike Authority;
Series 2009 A, Triangle Expressway System RB (INS–AGC)(b)	5.13%	01/01/24	1,355	1,473,468
Series 2011, Monroe Connector System State Appropriation RB(c)	5.00%	07/01/36	1,875	2,114,775
Series 2011, Monroe Connector System State Appropriation RB(c)	5.00%	07/01/41	3,320	3,717,470
				19,959,449

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Dakota–0.17%
McLean (County of) (Great River Energy); Series 2010 B, Solid Waste Facilities RB	5.15%	07/01/40	$1,500	$1,578,690

Ohio–6.95%
Allen (County of) (Catholic Health Partners); Series 2012 A, Ref. Hospital Facilities RB	5.00%	05/01/42	500	544,230
American Municipal Power, Inc. (Amp Fremont Energy Center); Series 2012, RB	5.00%	02/15/37	3,750	4,120,163
American Municipal Power, Inc. (Prairie State Energy Campus); Series 2008 A, RB (INS–AGC)(b)(c)	5.25%	02/15/33	2,400	2,599,440
American Municipal Power, Inc.; Series 2015 A, Ref. RB	5.00%	02/15/39	1,770	1,962,842
Buckeye Tobacco Settlement Financing Authority; Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.88%	06/01/47	7,400	5,966,916
Cleveland-Cuyahoga (County of) Port Authority (Constellation Schools); Series 2014 A, Ref. & Improvement Lease RB(f)	6.50%	01/01/34	1,410	1,504,075
Cuyahoga (County of) (Eliza Jennings Senior Care Network); Series 2007 A, Health Care & Independent Living Facilities RB	5.75%	05/15/27	400	409,080
Franklin (County of) (OhioHealth Corp.);
Series 2011 A, Hospital Facilities RB(c)	5.00%	11/15/36	3,310	3,682,143
Series 2011 A, Hospital Facilities RB(c)	5.00%	11/15/41	1,500	1,658,805
Hamilton (County of) (Christ Hospital); Series 2012, Health Care Facilities RB	5.25%	06/01/32	3,250	3,590,145
Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011 A, Hospital Facilities RB	6.25%	12/01/34	960	1,123,325
Lorain (County of) (Catholic Healthcare Partners);
Series 2003 C-1, Ref. Hospital Facilities RB (INS–AGM)(b)(c)	5.00%	04/01/24	4,900	5,323,213
Series 2006 A, Hospital Facilities RB (INS–AGM)(b)(c)	5.00%	02/01/24	4,525	4,915,508
Series 2006 B, Hospital Facilities RB (INS–AGM)(b)(c)	5.00%	02/01/24	4,575	4,970,143
Lucas (County of) (Promedica Healthcare); Series 2011 A, Hospital RB	5.75%	11/15/31	2,000	2,387,900
Montgomery (County of) (Catholic Health Initiatives); Series 2006 C-1, RB (INS–AGM)(b)(c)	5.00%	10/01/41	1,625	1,715,058
Ohio (State of) (Portsmouth Bypass); Series 2015, Private Activity RB (INS–AGM)(b)(g)	5.00%	12/31/39	1,020	1,109,984
Ohio (State of) Air Quality Development Authority (Columbus Southern Power Co.); Series 2009 B, Ref. RB(e)	5.80%	12/01/19	1,000	1,102,330
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.);
Series 2009 A, RB	5.70%	08/01/20	1,500	1,636,920
Series 2009 C, Ref. PCR	5.63%	06/01/18	5,100	5,465,925
Ohio (State of) Higher Educational Facility Commission (Summa Health System);
Series 2010, Hospital Facilities RB	5.75%	11/15/35	2,055	2,244,101
Series 2010, Hospital Facilities RB	5.75%	11/15/40	1,065	1,162,032
Ohio (State of) Turnpike Commission (Infrastructure); Series 2013 A, Jr. Lien RB	5.25%	02/15/33	3,000	3,430,680
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR(e)	5.88%	06/01/16	2,140	2,202,081
				64,827,039

Oklahoma–0.40%
McAlester (City of) Public Works Authority;
Series 2002, Utility System CAB RB (INS–AGM)(b)(h)	0.00%	02/01/31	1,000	570,400
Series 2002, Utility System CAB RB (INS–AGM)(b)(h)	0.00%	02/01/34	3,970	1,916,081
Tulsa (City of) Airports Improvement Trust; Series 2000 A, General RB(d)(g)	6.00%	06/01/20	1,070	1,200,294
				3,686,775

Oregon–0.10%
Oregon (State of) Department of Administrative Services; Series 2009 A, Lottery RB(d)(e)	5.25%	04/01/19	315	360,807
Warm Springs Reservation Confederated Tribes of Oregon (Pelton Round Butte); Series 2009 B, Tribal Economic Development Hydroelectric RB(f)	6.38%	11/01/33	535	587,810
				948,617

Pennsylvania–1.42%
Delaware River Port Authority; Series 2010 D, RB	5.00%	01/01/35	1,450	1,611,182
Franklin (County of) Industrial Development Authority (Chambersburg Hospital); Series 2010, RB	5.38%	07/01/42	2,700	2,941,353

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Pennsylvania (State of) Turnpike Commission;
Subseries 2010 B-2, Sub. Conv. CAB RB(l)	5.75%	12/01/28	$3,600	$3,947,616
Subseries 2010 B-2, Sub. Conv. CAB RB(l)	6.00%	12/01/34	2,200	2,400,156
Subseries 2014 A-2, Sub. Conv. CAB RB(l)	5.13%	12/01/39	2,500	1,746,625
Pittsburgh (City of) & Allegheny (County of) Sports & Exhibition Authority (Regional Asset District); Series 2010, Ref. Sales Tax RB (INS–AGM)(b)	5.00%	02/01/31	500	563,465
				13,210,397

Rhode Island–0.91%
Rhode Island Economic Development Corp.; Series 2005 C, Ref. Airport RB (INS–NATL)(b)	5.00%	07/01/28	3,000	3,004,350
Tobacco Settlement Financing Corp.; Series 2015 B, Ref. RB	5.00%	06/01/50	5,385	5,450,912
				8,455,262

South Carolina–2.79%
Charleston Educational Excellence Finance Corp. (Charleston County School District); Series 2005, Installment Purchase RB(d)(e)	5.25%	12/01/15	9,500	9,621,125
Dorchester County School District No. 2 (Growth); Series 2006, Installment Purchase RB(d)(e)	5.00%	12/01/16	4,000	4,230,120
Piedmont Municipal Power Agency; Series 2011 C, Ref. Electric RB (INS–AGC)(b)	5.75%	01/01/34	1,590	1,867,407
South Carolina (State of) Jobs-Economic Development Authority (AnMed Health);
Series 2009 B, Ref. & Improvement Hospital RB (INS–AGC)(b)	5.38%	02/01/29	1,000	1,097,010
Series 2009 B, Ref. & Improvement Hospital RB (INS–AGC)(b)	5.50%	02/01/38	1,000	1,114,020
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. Hospital RB	5.25%	08/01/30	2,000	2,245,280
South Carolina (State of) Jobs-Economic Development Authority (The Woodlands at Furman);
Series 2012, Ref. RB	6.00%	11/15/32	517	515,570
Series 2012, Ref. RB	6.00%	11/15/47	105	101,898
Series 2012, Ref. Sub. CAB RB(h)	0.00%	11/15/47	76	7,636
Series 2012, Ref. Sub. CAB RB(h)	0.00%	11/15/47	222	22,146
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2010 B, Ref. RB(c)	5.00%	01/01/33	4,650	5,224,508
				26,046,720

South Dakota–0.36%
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group); Series 2014 B, RB	5.00%	11/01/44	2,065	2,237,717
South Dakota (State of) Health & Educational Facilities Authority (Vocational Education Program); Series 2008, RB(d)(e)	5.50%	08/01/18	1,000	1,130,770
				3,368,487

Tennessee–1.09%
Chattanooga (City of) Health, Educational & Housing Facility Board (Community Development Financial Institution Phase I LLC); Series 2005 A, Ref. Sr. RB	5.13%	10/01/35	1,750	1,751,347
Johnson City (City of) Health & Educational Facilities Board (Mountain States Health Alliance); Series 2006 A, First Mortgage Hospital RB	5.50%	07/01/36	2,650	2,738,298
Memphis Center City Revenue Finance Corp. (Pyramid & Pinch District Redevelopment); Series 2011 B, Sub. RB (INS–AGM)(b)	5.25%	11/01/30	525	613,384
Shelby (County of) Health, Educational & Housing Facilities Board (Methodist Healthcare); Series 2004 B, Ref. RB (INS–BHAC)(b)(c)	5.25%	09/01/27	4,700	5,095,881
				10,198,910

Texas–19.20%
Alliance Airport Authority, Inc. (Federal Express Corp.); Series 2006, Ref. Special Facilities RB(g)	4.85%	04/01/21	2,025	2,055,881
Arlington (City of); Series 2009, Special Tax RB	5.00%	08/15/28	1,000	1,091,170
Austin (City of); Series 2012, Ref. Water & Wastewater System RB	5.00%	11/15/42	2,400	2,685,744
Bexar County Health Facilities Development Corp. (Army Retirement Residence);
Series 2007, Ref. RB	5.00%	07/01/33	735	752,206
Series 2007, Ref. RB	5.00%	07/01/37	580	593,062

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Dallas (City of) (Civic Center Convention Complex);
Series 2009, Ref. & Improvement RB (INS–AGC)(b)	5.00%	08/15/18	$1,650	$1,819,884
Series 2009, Ref. & Improvement RB (INS–AGC)(b)	5.00%	08/15/19	2,925	3,286,501
Dallas (County of) Flood Control District No. 1; Series 2002, Ref. Unlimited Tax GO Bonds	6.75%	04/01/16	100	100,401
Dallas-Fort Worth (Cities of) International Airport;
Series 2012 G, Ref. RB	5.00%	11/01/34	7,000	7,879,620
Series 2013 A, Joint Improvement RB(g)	5.00%	11/01/30	2,250	2,477,160
El Paso (County of) Hospital District;
Series 2008 A, Limited Tax GO Bonds (INS–AGC)(b)	5.00%	08/15/28	2,000	2,201,300
Series 2008 A, Limited Tax GO Bonds (INS–AGC)(b)(c)	5.00%	08/15/37	8,100	8,832,807
Fort Bend (County of) Grand Parkway Toll Road Authority; Series 2012, Limited Contract Tax & Sub. Lien RB	5.00%	03/01/42	1,500	1,660,110
Harris (County of) Metropolitan Transit Authority; Series 2011 A, Sales & Use Tax RB(c)	5.00%	11/01/36	1,695	1,934,893
Harris (County of);
Series 2009 A, Sr. Lien Toll Road RB(c)	5.00%	08/15/27	1,930	2,183,602
Series 2009 A, Sr. Lien Toll Road RB(c)	5.00%	08/15/28	1,500	1,693,995
Series 2009 A, Sr. Lien Toll Road RB(c)	5.00%	08/15/32	1,500	1,690,905
Harris County Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. RB(d)(e)	7.25%	12/01/18	1,050	1,260,546
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB	5.00%	02/01/23	1,650	1,806,899
Houston (City of);
Series 2002 A, Sub. Lien Airport System RB (INS–AGM)(b)(g)	5.13%	07/01/32	1,365	1,369,464
Series 2007 A, Ref. First Lien Combined Utility System RB (INS–AGM)(b)(c)	5.00%	11/15/36	12,850	13,813,493
Series 2011 D, First Lien Combined Utility System RB(c)	5.00%	11/15/31	1,920	2,211,782
Series 2011 D, First Lien Combined Utility System RB(c)	5.00%	11/15/33	9,080	10,345,661
Judson Independent School District; Series 2008, School Building Unlimited Tax GO Bonds(c)(d)(e)	5.00%	02/01/17	5,230	5,485,747
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB(f)	5.50%	08/15/45	1,690	1,693,498
Lower Colorado River Authority (LCRA Transmissions Services Corp.); Series 2011 A, Ref. RB	5.00%	05/15/41	1,250	1,367,800
Lower Colorado River Authority;
Series 2012-A, Ref. RB(d)(e)	5.00%	05/15/22	5	5,994
Series 2012-A, Ref. RB(d)(e)	5.00%	05/15/22	5	5,994
Series 2012-A, Ref. RB	5.00%	05/15/33	2,875	3,188,605
Series 2012-A, Ref. RB	5.00%	05/15/36	3,795	4,187,289
Lufkin Health Facilities Development Corp. (Memorial Health System of East Texas); Series 2009, Ref. & Improvement RB(d)(e)	6.25%	02/15/19	1,450	1,704,403
New Hope Cultural Education Facilities Corp. (CHF-Collegiate Housing College Station I, LLC-Texas A&M University); Series 2014 A, Student Housing RB (INS–AGM)(b)	5.00%	04/01/46	1,000	1,066,680
North Texas Tollway Authority;
Series 2008 B, Ref. First Tier System RB	6.00%	01/01/26	1,360	1,498,462
Series 2008 B, Ref. First Tier System RB	6.00%	01/01/27	1,000	1,105,460
Series 2008 B, Ref. First Tier System RB	5.63%	01/01/28	1,540	1,672,486
Series 2008 D, Ref. First Tier System CAB RB (INS–AGC)(b)(h)	0.00%	01/01/28	4,100	2,600,753
Series 2008 F, Ref. Second Tier System RB(d)(e)	5.75%	01/01/18	3,650	4,067,232
Series 2011 A, Special Projects System RB(c)	5.50%	09/01/36	4,470	5,278,355
San Antonio (City of); Series 2013, Jr. Lien Electric & Gas Systems RB	5.00%	02/01/38	3,310	3,686,645
San Jacinto River Authority (Groundwater Reduction Plan Division);
Series 2011, Special Project RB (INS–AGM)(b)	5.00%	10/01/32	485	537,045
Series 2011, Special Project RB (INS–AGM)(b)	5.00%	10/01/37	525	574,313
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2007, Retirement Facilities RB	5.13%	05/15/37	225	226,625
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.);
Series 2007, Retirement Facility RB	5.63%	11/15/27	1,000	1,026,470
Series 2007, Retirement Facility RB	5.75%	11/15/37	695	708,970

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Retirement Services, Inc.); Series 2007, Retirement Facility RB	5.25%	11/15/37	$5,000	$5,253,450
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2007, Retirement Facility RB	5.75%	02/15/25	400	408,228
Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health);
Series 2008, Ref. RB(d)(e)	6.50%	01/01/19	205	240,504
Series 2008, Ref. RB (INS–AGC)(b)	6.50%	07/01/37	795	902,341
Series 2008 A, Ref. RB (INS–AGC)(b)	6.25%	07/01/28	4,200	4,761,078
Tarrant County Health Facilities Development Corp. (Cook Children’s Medical Center); Series 2007 B, Ref. Hospital RB (INS–AGM)(b)	5.00%	12/01/30	925	981,101
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2015 B, Ref. CAB RB(h)	0.00%	08/15/36	4,405	1,733,235
Series 2015 B, Ref. CAB RB(h)	0.00%	08/15/37	5,745	2,128,925
Texas (State of) Transportation Commission;
Series 2008, Mobility Fund Unlimited Tax GO Bonds(c)	5.00%	04/01/28	6,945	7,697,838
Series 2012 A, Ref. First Tier Turnpike System RB	5.00%	08/15/41	3,505	3,804,502
Texas A&M University System Board of Regents;
Series 2009 A, Financing System RB	5.00%	05/15/28	1,000	1,131,780
Series 2009 A, Financing System RB	5.00%	05/15/29	3,000	3,383,190
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, Sr. Lien Gas Supply RB	6.25%	12/15/26	6,890	8,252,015
Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2012, Gas Supply RB	5.00%	12/15/28	3,085	3,371,967
Series 2012, Gas Supply RB	5.00%	12/15/29	3,975	4,318,162
Series 2012, Gas Supply RB	5.00%	12/15/31	4,515	4,865,815
Series 2012, Gas Supply RB	5.00%	12/15/32	1,495	1,606,228
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/39	2,820	3,303,968
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC); Series 2013, Sr. Lien RB(g)	7.00%	12/31/38	1,850	2,302,362
Tyler Health Facilities Development Corp. (East Texas Medical Center Regional Healthcare System); Series 2007 A, Ref. & Improvement Hospital RB	5.38%	11/01/37	540	557,782
University of Houston; Series 2008, Ref. Consolidated RB (INS–AGM)(b)(c)	5.00%	02/15/33	2,400	2,593,512
				179,033,895

Utah–0.34%
Utah (State of) Charter School Finance Authority (Summit Academy); Series 2007 A, Charter School RB	5.80%	06/15/38	730	750,717
Utah (State of) Transit Authority; Series 2008 A, Sales Tax RB(c)(d)(e)	5.00%	06/15/18	2,200	2,451,438
				3,202,155

Virgin Islands–0.39%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/25	3,225	3,599,390

Virginia–1.21%
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC);
Series 2012, Sr. Lien RB(g)	6.00%	01/01/37	1,235	1,413,877
Series 2012, Sr. Lien RB(g)	5.50%	01/01/42	4,490	4,881,977
Virginia (State of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, Sr. Lien RB(g)	5.00%	07/01/34	4,270	4,508,052
White Oak Village Shops Community Development Authority; Series 2007, Special Assessment RB	5.30%	03/01/17	460	476,427
				11,280,333

Washington–4.93%
Bellevue (City of) Convention Center Authority (Compound Interest); Series 1994, Ref. Special Obligation RB (INS–NATL)(b)(h)	0.00%	02/01/25	9,850	7,463,936
Chelan (County of) Public Utility District No. 1; Series 2011 A, Ref. Consolidated RB(g)	5.50%	07/01/26	975	1,124,819

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–(continued)
Kalispel Tribe of Indians;
Series 2008, RB	6.63%	01/01/28	$1,250	$1,264,562
Series 2008, RB	6.75%	01/01/38	3,000	3,041,640
Seattle (Port of); Series 2012 A, Ref. Intermediate Lien RB	5.00%	08/01/30	3,780	4,344,392
Washington (State of) (SR 520 Corridor Program — Toll Revenue);
Series 2011 C, Motor Vehicle Fuel Unlimited Tax GO Bonds(c)	5.00%	06/01/33	2,050	2,339,091
Series 2011 C, Motor Vehicle Fuel Unlimited Tax GO Bonds(c)	5.00%	06/01/41	585	649,607
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2011 A, RB(c)	5.00%	02/01/41	3,630	3,899,237
Washington (State of) Health Care Facilities Authority (MultiCare Health System); Series 2007 B, RB (INS–AGM)(b)	5.50%	08/15/38	4,000	4,357,680
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance); Series 2009, RB(d)(e)	7.38%	03/01/19	2,000	2,425,820
Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2011 A, RB(d)(e)	6.25%	05/15/21	1,325	1,655,137
Washington (State of) Higher Education Facilities Authority (Whitworth University); Series 2012, RB	5.25%	10/01/37	1,000	1,063,360
Washington (State of) Housing Finance Commission (Wesley Homes); Series 2008, Non-Profit CR RB(f)	6.00%	01/01/27	2,000	2,095,420
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.25%	06/01/32	3,250	3,608,020
Washington (State of);
Series 1993 B, Unlimited Tax GO Bonds	5.50%	05/01/18	1,275	1,360,680
Series 2004 F, Motor Vehicle Fuel Unlimited Tax CAB GO Bonds (INS–AMBAC)(b)(h)	0.00%	12/01/29	2,120	1,362,800
Series 2010 A, Various Purpose Unlimited Tax GO Bonds(c)	5.00%	08/01/29	1,710	1,921,681
Series 2010 A, Various Purpose Unlimited Tax GO Bonds(c)	5.00%	08/01/30	1,795	2,018,639
				45,996,521

West Virginia–1.00%
Harrison (County of) Commission (Allegheny Energy); Series 2007 D, Ref. Solid Waste Disposal RB(g)	5.50%	10/15/37	1,750	1,833,720
Ohio (County of) (Fort Henry Centre Financing District); Series 2007 A, Tax Increment Allocation RB	5.85%	06/01/34	500	512,215
Pleasants (County of) Commission (Allegheny Energy Supply Co., LLC Pleasants Station); Series 2007 F, Ref. PCR	5.25%	10/15/37	855	894,236
West Virginia (State of) Hospital Finance Authority (Thomas Health System);
Series 2008, RB	6.00%	10/01/20	1,400	1,488,354
Series 2008, RB	6.25%	10/01/23	1,450	1,524,994
West Virginia (State of) Hospital Finance Authority (West Virginia United Health System Obligated Group);
Series 2009 C, Ref. & Improvement RB	5.50%	06/01/34	1,400	1,547,812
Series 2009 C, Ref. & Improvement RB	5.50%	06/01/39	1,405	1,546,455
				9,347,786

Wisconsin–1.56%
Southeast Wisconsin Professional Baseball Park District; Series 1998 A, Ref. Sales Tax RB(d)	5.50%	12/15/20	1,500	1,800,810
Superior (City of) (Superior Water, Light & Power Co.);
Series 2007 A, Ref. Collateralized Utility RB(g)	5.38%	11/01/21	600	644,358
Series 2007 B, Collateralized Utility RB(g)	5.75%	11/01/37	535	573,360
Wisconsin (State of) Health & Educational Facilities Authority (Aurora Health Care, Inc.); Series 2009 B, RB(e)	5.13%	08/15/16	500	521,025
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/39	3,000	3,220,710
Wisconsin (State of) Health & Educational Facilities Authority (Ministry Health Care); Series 2012 C, Ref. RB	5.00%	08/15/32	1,600	1,759,440
Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care, Inc. Obligated Group); Series 2009, RB(d)(e)	6.63%	02/15/19	1,990	2,362,170
Wisconsin (State of) Housing & Economic Development Authority; Series 2008 A, Home Ownership RB(c)(g)	5.30%	09/01/23	959	996,737
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/35	1,110	1,115,716
Wisconsin (State of); Series 2009 A, General Fund Annual Appropriation RB	5.38%	05/01/25	1,320	1,502,279
				14,496,605

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wyoming–0.30%
Sweetwater (County of) (FMC Corp.); Series 2005, Ref. Solid Waste Disposal RB(g)	5.60%	12/01/35	$1,000	$1,010,160
Sweetwater (County of) (Idaho Power Co.); Series 2006, Ref. PCR	5.25%	07/15/26	1,600	1,815,423
				2,825,583
TOTAL INVESTMENTS(m)–166.81% (Cost $1,447,653,624)				1,555,113,992
FLOATING RATE NOTE OBLIGATIONS–(29.08)%
Notes with interest and fee rates ranging from 0.54% to 0.97% at 08/31/2015 and contractual maturities of collateral ranging from 09/01/23 to 10/01/52 (See Note 1J)(n)				(271,150,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(39.43)%				(367,600,000)
OTHER ASSETS LESS LIABILITIES–1.70%				15,884,321
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$932,248,313

Investment Abbreviations:

ACA	– ACA Financial Guaranty Corp.
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BHAC	– Berkshire Hathaway Assurance Corp.
CAB	– Capital Appreciation Bonds
CEP	– Credit Enhancement Provider
Conv.	– Convertible
COP	– Certificates of Participation

CR	– Custodial Receipts
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
Jr.	– Junior
MFH	– Multi-Family Housing
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
PILOT	– Payment-in-Lieu-of-Tax

RAB	– Revenue Anticipation Bonds
RB	– Revenue Bonds
Ref.	– Refunding
Sec.	– Secured
SGI	– Syncora Guarantee, Inc.
Sr.	– Senior
Sub.	– Subordinated
TEMPS	– Tax-Exempt Mandatory Paydown Securities
Wts.	– Warrants

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Underlying security related to TOB Trusts entered into by the Trust. See Note 1J.
(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2015 was $27,439,170, which represented 2.94% of the Trust’s Net Assets.
(g)	Security subject to the alternative minimum tax.
(h)	Zero coupon bond issued at a discount.
(i)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at August 31, 2015 was $476,235, which represented less than 1% of the Trust’s Net Assets.
(j)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2015.
(k)	Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $1,150,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(l)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(m)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty Municipal Corp.	6.8%
Assured Guaranty Corp.	6.3

(n)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2015. At August 31, 2015, the Trust’s investments with a value of $475,476,354 are held by TOB Trusts and serve as collateral for the $271,150,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition

By credit sector, based on total investments

as of August 31, 2015

Revenue Bonds	83.8%
General Obligation Bonds	8.2
Pre-Refunded Bonds	8.0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Invesco Municipal Opportunity Trust

Statement of Assets and Liabilities

August 31, 2015

(Unaudited)

Assets:
Investments, at value (Cost $1,447,653,624)	$1,555,113,992
Receivable for:
Investments sold	4,408,724
Interest	19,014,066
Fund expenses absorbed	45,377
Investment for trustee deferred compensation and retirement plans	19,086
Deferred offering costs	6,149
Other assets	33,738
Total assets	1,578,641,132

Liabilities:
Floating rate note obligations	271,150,000
Variable rate muni term preferred shares ($0.01 par value, 3,676 shares issued with liquidation preference of $100,000 per share)	367,600,000
Payable for:
Investments purchased	2,833,026
Amount due custodian	4,218,117
Dividends	102,847
Accrued interest expenses	297,907
Accrued trustees’ and officers’ fees and benefits	3,875
Accrued other operating expenses	104,330
Trustee deferred compensation and retirement plans	82,717
Total liabilities	646,392,819
Net assets applicable to common shares	$932,248,313

Net assets applicable to common shares consist of:
Shares of beneficial interest — common shares	$974,303,482
Undistributed net investment income	7,850,065
Undistributed net realized gain (loss)	(157,365,602)
Net unrealized appreciation	107,460,368
$932,248,313

Common shares outstanding, $0.01 par value, with an unlimited number of common shares authorized:
Common shares outstanding	67,393,047
Net asset value per common share	$13.83
Market value per common share	$12.41

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Invesco Municipal Opportunity Trust

Statement of Operations

For the six months ended August 31, 2015

(Unaudited)

Investment income:
Interest	$36,398,098

Expenses:
Advisory fees	4,372,591
Administrative services fees	111,220
Custodian fees	17,381
Interest, facilities and maintenance fees	2,853,418
Transfer agent fees	46,268
Trustees’ and officers’ fees and benefits	20,908
Other	198,574
Total expenses	7,620,360
Less: Fees waived	(530,839)
Net expenses	7,089,521
Net investment income	29,308,577

Realized and unrealized gain (loss) from:
Net realized gain (loss) from investment securities	(1,175,445)
Change in net unrealized appreciation (depreciation) of investment securities	(28,159,584)
Net realized and unrealized gain (loss)	(29,335,029)
Net increase (decrease) in net assets resulting from operations	$(26,452)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Invesco Municipal Opportunity Trust

Statement of Changes in Net Assets

For the six months ended August 31, 2015 and the year ended February 28, 2015

(Unaudited)

	August 31, 2015	February 28, 2015
Operations:
Net investment income	$29,308,577	$56,213,946
Net realized gain (loss)	(1,175,445)	(1,741,562)
Change in net unrealized appreciation (depreciation)	(28,159,584)	60,199,108
Net increase (decrease) in net assets resulting from operations	(26,452)	114,671,492
Distributions to shareholders from net investment income	(27,968,115)	(53,173,117)
Net increase (decrease) in net assets applicable to common shares	(27,994,567)	61,498,375

Net assets applicable to common shares:
Beginning of period	960,242,880	898,744,505
End of period (includes undistributed net investment income of $7,850,065 and $6,509,603, respectively)	$932,248,313	$960,242,880

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                         Invesco Municipal Opportunity Trust

Statement of Cash Flows

For the six months ended August 31, 2015

(Unaudited)

Cash provided by operating activities:
Net increase (decrease) in net assets resulting from operations applicable to common shares	$(26,452)

Adjustments to reconcile the change in net assets applicable to common shares from operations to net cash provided by operating activities:
Purchases of investments	(85,435,111)
Proceeds from sales of investments	91,336,076
Amortization of premium and deferred offering costs	2,023,219
Accretion of discount	(939,162)
Increase in receivables and other assets	(61,930)
Decrease in accrued expenses and other payables	(42,285)
Net realized loss from investment securities	1,175,445
Net change in unrealized depreciation on investment securities	28,159,584
Net cash provided by operating activities	36,189,384

Cash provided by (used in) financing activities:
Dividends paid to common shareholders from net investment income	(27,966,261)
Decrease in payable for amount due custodian	(2,558,123)
Proceeds from TOB Trusts	13,845,000
Repayments of TOB Trusts	(19,510,000)
Net cash provided by (used in) financing activities	(36,189,384)
Net increase in cash and cash equivalents	—
Cash and cash equivalents at beginning of period	—
Cash and cash equivalents at end of period	$—

Supplemental disclosure of cash flow information:
Cash paid during the period for interest, facilities and maintenance fees	$2,817,574

Notes to Financial Statements

August 31, 2015

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Municipal Opportunity Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company.

The Trust’s investment objective is to provide common shareholders with a high level of current income exempt from federal income tax, consistent with preservation of capital. Under normal market conditions, the Trust will invest at least 80% of its net assets in municipal securities rated investment grade at the time of investment.

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.

27                         Invesco Municipal Opportunity Trust

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — The Trust declares and pays monthly dividends from net investment income to common shareholders. Distributions from net realized capital gain, if any, are generally declared and paid annually and are distributed on a pro rata basis to common and preferred shareholders.
E.	Federal Income Taxes — The Trust intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Trust’s taxable earnings to shareholders. As such, the Trust will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Trust recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Trust’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Trust intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt dividends”, as defined in the Internal Revenue Code.

The Trust files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Trust is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, rating and bank agent fees and other expenses associated with lines of credit and Variable Rate Muni Term Preferred Shares (“VMTP Shares”), and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Trust monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts, including the Trust’s servicing agreements, that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Cash and Cash Equivalents — For the purposes of the Statement of Cash Flows, the Trust defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.
J.

Floating Rate Note Obligations — The Trust invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Trust. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer or by the Trust (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual

28                         Invesco Municipal Opportunity Trust

interests held by the Trust (inverse floating rate securities) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Trust, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Trust, the Trust will be required to repay the principal amount of the tendered securities, which may require the Trust to sell other portfolio holdings to raise cash to meet that obligation. The Trust could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Trust to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Trust may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Trust. These agreements commit a Trust to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Trust liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Trust accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Trust wherein the Trust, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Trust’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Trust, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Trust would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Trust in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Trust, and may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

K.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Trust pays an advisory fee to the Adviser based on the annual rate of 0.55% of the Trust’s average daily managed assets. Managed assets for this purpose means the Trust’s net assets, plus assets attributable to outstanding preferred shares and the amount of any borrowings incurred for the purpose of leverage (whether or not such borrowed amounts are reflected in the Trust’s financial statements for purposes of generally accepted accounting principles).

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Trust, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Trust based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

29                         Invesco Municipal Opportunity Trust

The Adviser has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Trust’s expenses (excluding certain items discussed below) to 0.89%. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Trust’s expenses to exceed the limit reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Trust has incurred but did not actually pay because of an expense offset arrangement. This agreement may be discontinued at any time without notice to shareholders.

For the six months ended August 31, 2015, the Adviser waived advisory fees of $530,839.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Trust has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Trust. For the six months ended August 31, 2015, expenses incurred under this agreement are shown in the Statement of Operations as Administrative services fees.

Certain officers and trustees of the Trust are officers and directors of Invesco.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2015, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Trust to pay remuneration to certain Trustees and Officers of the Trust. Trustees have the option to defer compensation payable by the Trust, and “Trustees’ and Officers’ Fees and Benefits” includes amounts accrued by the Trust to fund such deferred compensation amounts.

NOTE 5—Cash Balances and Borrowings

The Trust is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Trust may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2015 were $275,087,571 and 0.61%, respectively.

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Trust’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Trust’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Trust to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

30                         Invesco Municipal Opportunity Trust

The Trust had a capital loss carryforward as of February 28, 2015 which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
February 29, 2016	$63,263,348	$—	$63,263,348
February 28, 2017	50,066,728	—	50,066,728
February 28, 2018	4,889,026	—	4,889,026
February 28, 2019	3,734,031	—	3,734,031
Not subject to expiration	8,743,431	21,782,697	30,526,128
	$130,696,564	$21,782,697	$152,479,261

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the six months ended August 31, 2015 was $87,013,313 and $95,406,619, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$110,799,507
Aggregate unrealized (depreciation) of investment securities	(5,906,035)
Net unrealized appreciation of investment securities	$104,893,472

Cost of investments for tax purposes is $1,450,220,520.

NOTE 8—Common Shares of Beneficial Interest

Transactions in common shares of beneficial interest were as follows:

	Six months ended August 31, 2015	Year ended February 28, 2015
Beginning shares	67,393,047	67,393,047
Shares issued through dividend reinvestment	—	—
Ending shares	67,393,047	67,393,047

The Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

NOTE 9—Variable Rate Muni Term Preferred Shares

On May 9, 2012, the Trust issued 1,870 Series 2015/6-VMO VMTP Shares, with a liquidation preference of $100,000 per share pursuant to an offering exempt from registration under the 1933 Act. Proceeds from the issuance of VMTP Shares on May 9, 2012 were used to redeem all of the Trust’s outstanding Auction Rate Preferred Shares (“ARPS”). In addition, the Trust issued 1,806 2015/6-VMO VMTP Shares in connection with the reorganization of Invesco Municipal Premium Income Trust, Invesco Van Kampen Select Sector Municipal Trust and Invesco Van Kampen Trust for Value Municipals into the Trust with a liquidation preference of $100,000 per share. VMTP Shares are a floating-rate form of preferred shares with a mandatory redemption date. On December 5, 2014, the Trust extended the term of the VMTP Shares and is required to redeem all outstanding VMTP Shares on December 1, 2017, unless earlier redeemed, repurchased or extended. VMTP Shares are subject to optional and mandatory redemption in certain circumstances. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends and a redemption premium, if any. On or prior to the redemption date, the Trust will be required to segregate assets having a value equal to 110% of the redemption amount.

The Trust incurred costs in connection with the issuance of the VMTP Shares. These costs were recorded as a deferred charge and are being amortized over the original 3 year life of the VMTP Shares. In addition, the Trust incurred costs in connection with the extension of the VMTP Shares that are recorded as a deferred charge and are being amortized over the extended term. Amortization of these costs is included in Interest, facilities and maintenance fees on the Statement of Operations, and the unamortized balance is included in Deferred offering costs on the Statement of Assets and Liabilities.

Dividends paid on the VMTP Shares (which are treated as interest expense for financial reporting purposes) are declared daily and paid monthly. The initial rate for dividends was equal to the sum of 1.10% per annum plus the Securities Industry and Financial Markets Association Municipal Swap Index (the “SIFMA” Index). Effective January 2, 2015, subsequent rates are determined based upon changes in the SIFMA Index and take into account a ratings spread of 1% to 4% which is based on the long term preferred share ratings assigned to the VMTP Shares by a ratings agency. The average aggregate liquidation preference outstanding and the average annualized dividend rate of the VMTP Shares during the six months ended August 31, 2015 were $367,600,000 and 1.05%, respectively.

The Trust utilizes the VMTP Shares as leverage in order to enhance the yield of its common shareholders. The primary risk associated with VMTP Shares is exposing the net asset value of the common shares and total return to increased volatility if the value of the Trust decreases while the value of the VMTP Shares remain unchanged. Fluctuations in the dividend rates on the VMTP Shares can also impact the Trust’s yield or its distributions to

31                         Invesco Municipal Opportunity Trust

common shareholders. The Trust is subject to certain restrictions relating to the VMTP Shares, such as maintaining certain asset coverage and leverage ratio requirements. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of VMTP Shares at liquidation preference.

The liquidation preference of VMTP Shares, which are considered debt of the Trust for financial reporting purposes, is recorded as a liability under the caption Variable rate muni term preferred shares on the Statement of Assets and Liabilities. Unpaid dividends on VMTP Shares are recognized as Accrued interest expense on the Statement of Assets and Liabilities. Dividends paid on VMTP Shares are recognized as a component of Interest, facilities and maintenance fees on the Statement of Operations.

NOTE 10—Dividends

The Trust declared the following dividends to common shareholders from net investment income subsequent to August 31, 2015:

Declaration Date	Amount per Share	Record Date	Payable Date
September 1, 2015	$0.071	September 14, 2015	September 30, 2015
October 1, 2015	$0.071	October 15, 2015	October 30, 2015

32                         Invesco Municipal Opportunity Trust

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Trust outstanding throughout the periods indicated.

	Six months ended August 31, 2015		Years ended February 28,			Year ended February 29, 2012		Four months ended February 28, 2011		Year ended October 31, 2010
			2015	2014	2013
Net asset value, beginning of period	$14.25		$13.34	$14.54	$14.19	$12.45		$13.85		$13.04
Net investment income(a)	0.43		0.83	0.83	0.83	0.95		0.34		1.06
Net gains (losses) on securities (both realized and unrealized)	(0.43)		0.87	(1.19)	0.53	1.83		(1.40)		0.79
Distributions paid to preferred shareholders from net investment income(a)	N/A		N/A	N/A	(0.00)	(0.01)		(0.00)		(0.01)
Total from investment operations	0.00		1.70	(0.36)	1.36	2.77		(1.06)		1.84
Less dividends paid to common shareholders from net investment income	(0.42)		(0.79)	(0.84)	(1.01)	(1.03)		(0.34)		(1.03)
Net asset value per common share, end of period	$13.83		$14.25	$13.34	$14.54	$14.19		$12.45		$13.85
Market value per common share, end of period	$12.41		$12.94	$12.25	$14.50	$15.22		$12.51		$14.51
Total return at net asset value(b)	0.29%		13.67%	(1.84)%	9.84%	23.10%		(7.65)%		14.58%
Total return at market value(c)	(0.90)%		12.40%	(9.61)%	2.12%	31.40%		(11.43)%		18.32%
Net assets applicable to common shares, end of period (000’s omitted)	$932,248		$960,243	$898,745	$979,842	$480,291		$420,575		$467,738
Portfolio turnover rate(d)	6%		10%	14%	14%	16%		2%		10%

Ratios/supplemental data based on average net assets applicable to common shares:
Ratio of expenses:
With fee waivers and/or expense reimbursements	1.50	%(e)	1.57%	1.65%	1.63%	1.40	%(f)	1.32	%(f)(g)	1.30	%(f)
With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees(h)	0.90	%(e)	0.91%	0.92%	0.98%	1.14	%(f)	1.06	%(f)(g)	1.08	%(f)
Without fee waivers and/or expense reimbursements	1.61	%(e)	1.69%	1.80%	1.71%	1.46	%(f)	1.37	%(f)(g)	1.40	%(f)
Ratio of net investment income before preferred share dividends	6.20	%(e)	6.01%	6.26%	5.73%	7.18%		8.13	%(g)	7.88%
Preferred share dividends	N/A		N/A	N/A	0.01%	0.06%		0.11	%(g)	0.11%
Ratio of net investment income after preferred share dividends	6.20	%(e)	6.01%	6.26%	5.72%	7.12%		8.02	%(g)	7.77%

Senior securities:
Total amount of preferred shares outstanding (000’s omitted)(i)	$367,600		$367,600	$367,600	$367,600	$187,000		$221,000		$221,000	(j)
Asset coverage per preferred share(i)(k)	$353,604		$361,212	$344,435	$366,449	$89,210		$72,576		$77,912
Liquidating preference per preferred share(i)	$100,000		$100,000	$100,000	$100,000	$25,000		$25,000		$25,000

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.
(c)	Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated. Not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended February 28, 2013, the portfolio turnover calculation excludes the value of securities purchased of $585,883,160 and sales of $40,781,464 in the effort to realign the Trust’s portfolio holdings after the reorganization of Invesco Municipal Premium Income Trust, Invesco Van Kampen Select Sector Municipal Trust and Invesco Van Kampen Trust for Value Municipals into the Trust.
(e)	Ratios are annualized and based on average daily net assets applicable to common shares (000’s omitted) of $940,134.
(f)	Ratios do not reflect the effect of dividend payments to preferred shareholders.
(g)	Annualized.
(h)	For the year ended October 31, 2010, ratio does not exclude facilities and maintenance fees.
(i)	For the years ended February 29, 2012 and prior, amounts are based on APRS outstanding.
(j)	Total shares outstanding for the year ended October 31, 2010 were 8,840.
(k)	Calculated by subtracting the Trust’s total liabilities (not including preferred shares) from the Trust’s total assets and dividing this by preferred shares outstanding.
N/A	Not Applicable

33                         Invesco Municipal Opportunity Trust

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of Invesco Municipal Opportunity Trust (the Fund) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Fund’s investment advisory agreements. During contract renewal meetings held on June 9-10, 2015, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2015.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the performance and investment management services provided by Invesco Advisers and the Affiliated Sub-Advisers to a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Board also receives a report and this independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 10, 2015, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Closed End General & Insured Municipal Debt Funds (Leveraged) Index. The Board noted that the Fund’s performance was in the fourth quintile of its performance universe for the one and three year periods and the third quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the Fund’s performance was below the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the Fund’s contractual

34                         Invesco Municipal Opportunity Trust

management fee rate was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has voluntarily agreed to limit expenses of the Fund to a specified percentage of average daily net assets of the Fund. A voluntary waiver can be withdrawn at any time.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was above the rates of three closed end funds and the same as the rate of two other mutual funds. The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board noted that most closed-end funds do not have fund level breakpoints because closed-end funds generally do not experience substantial asset growth after the initial public offering. The Board noted that although the Fund does not benefit from economies of scale through contractual breakpoints, the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund. The Board considered the organizational structure employed to provide these services.

The Board considered that the Fund’s uninvested cash may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash.

35                         Invesco Municipal Opportunity Trust

Proxy Results

A Joint Annual Meeting (“Meeting”) of Shareholders of Invesco Municipal Opportunity Trust (the “Fund”) was held on August 26, 2015. The Meeting was held for the following purposes:

(1)	Election of Trustees by Common Shareholders and Preferred Shareholders voting together as a single class.

(2)	Election of Trustees by Preferred Shareholders voting as a separate class.

The results of the voting on the above matters were as follows:

	Matters	Votes For	Votes Withheld
(1)	James T. Bunch	51,953,669	4,593,893
	Bruce L. Crockett	52,086,880	4,460,682
	Rodney F. Dammeyer	52,034,963	4,512,599
	Jack M. Fields	52,061,132	4,486,430
	Martin L. Flanagan	52,070,804	4,476,758
(2)	David C. Arch	3,676	0

36                         Invesco Municipal Opportunity Trust

Correspondence information

Send general correspondence to Computershare Trust Company, N.A., P.O. Box 30170, College Station, TX 77842-3170.

Trust holdings and proxy voting information

The Trust provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Trust’s semiannual and annual reports to shareholders. For the first and third quarters, the Trust files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Shareholders can also look up the Trust’s Forms N-Q on the SEC website at sec.gov. Copies of the Trust’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file number for the Trust is shown below.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 341 2929 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Trust voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. In addition, this information is available on the SEC website at sec.gov.

SEC file number: 811-06567 VK-CE-MOPP-SAR-1

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of August 13, 2015, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of August 13, 2015, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     Invesco Municipal Opportunity Trust

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	November 9, 2015

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	November 9, 2015

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	November 9, 2015

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.